UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2014

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Federal Tax Information	38

Special Meeting of Shareholders	39

Board of Trustees’ Contract Approval	40

Management and Organization	43

Important Notices	45

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2014, emerging-market equities were generally characterized by dramatic price swings and volatility, along with country-specific themes such as political unrest, inflationary pressures and fiscal challenges.

The 12-month period started with investors becoming increasingly pessimistic toward the emerging-market asset class as a whole. This was partially a side effect of emerging-market equity returns generally trailing those of the developed markets. Furthermore, by the end of 2013, there was a widely held perception that emerging economies were overly reliant on cheap capital via the policy actions of the U.S. Federal Reserve, and that these economies’ growth potential would be severely curtailed in a more normalized interest-rate environment. Early in 2014, the negative news continued to mount, with Russian/Ukrainian conflict and reports of economic malaise in China and Brazil. However, in the last three months of the 12-month period, a string of positive events drove emerging markets higher, with economic growth seemingly back on track in China, encouraging election results in India and apparent progress toward a resolution of the crisis in Ukraine.

Frontier markets (as measured by the MSCI Frontier Markets Index2) provided a contrasting picture to the broader emerging-market category (as measured by the MSCI Emerging Markets Index), outperforming emerging markets in both the second half of 2013 and the first half of 2014. Much of the strength in frontier-market equity returns was attributable to the rapid growth of the Persian Gulf states, namely the United Arab Emirates and Qatar.

Fund Performance

For the 12-month period ended June 30, 2014, Parametric Tax-Managed Emerging Markets Fund (the Fund) Institutional Class shares had a total return of 16.30% at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of 14.31% for the same period.

Significant contributors to the Fund’s performance versus the Index included the Fund’s overweight positions in the United Arab Emirates and Qatar, whose equity markets rose over the 12-month period, driven primarily by a rally in real estate and financial stocks. In addition, the Fund’s overweight position in Egypt benefited performance relative to the Index, as the Egyptian market rose after the ouster of the Morsi government in early July 2013.

Meaningful detractors from the Fund’s performance versus the Index included the Fund’s underweight positions in Korea and Taiwan, whose equity markets rallied due to healthy demand from the developed world for these countries’ telecommunication and information technology products. The Fund’s overweight positions in Chile and Hungary also hurt performance relative to the Index for the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	16.30%	11.41%	13.88%
Institutional Class at NAV with redemption fee	—	—	14.02	11.00	13.69
MSCI Emerging Markets Index	—	—	14.31%	9.23%	11.94%

% After-Tax Returns with Redemption Fee	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions	06/30/1998	06/30/1998	13.71%	10.86%	13.48%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	—	—	8.45	9.01	11.76

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.96%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in the Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

MTN Group, Ltd.	1.1%

OAO Gazprom ADR	1.1

Samsung Electronics Co., Ltd.	1.0

America Movil SAB de CV, Series L	0.9

China Mobile, Ltd.	0.8

Naspers, Ltd., Class N	0.7

Sberbank of Russia	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.7

LUKOIL OAO ADR	0.6

Tencent Holdings, Ltd.	0.6

Total	8.2%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at NAV. Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 1, 2014, the Portfolio is managed by David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,074.40	$4.89	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments

Common Stocks — 97.9%

Security	Shares	Value

Argentina — 0.9%
Adecoagro SA(1)	191,900	$1,811,536
Arcos Dorados Holdings, Inc., Class A	400,000	4,480,000
Banco Macro SA, Class B	130,676	594,603
Banco Macro SA, Class B ADR	90,300	3,253,509
BBVA Banco Frances SA(1)	76,594	369,241
BBVA Banco Frances SA ADR(1)	59,599	693,732
Cresud SA ADR	145,131	1,893,960
Grupo Financiero Galicia SA, Class B ADR	173,700	2,544,705
IRSA Inversiones y Representaciones SA	119,544	239,999
IRSA Inversiones y Representaciones SA ADR	57,300	939,147
Ledesma SAAI	259,501	191,478
MercadoLibre, Inc.	58,700	5,599,980
Molinos Rio de la Plata SA, Class B(1)	93,310	315,566
Pampa Energia SA ADR(1)	160,900	1,576,820
Petrobras Energia SA ADR(1)	599,993	3,899,955
Siderar SAIC	1,803,100	809,361
Telecom Argentina SA ADR	208,200	4,903,110
Telecom Argentina SA, Class B	229,824	1,339,686
Transportadora de Gas del Sur SA(1)	252,923	173,250
Transportadora de Gas del Sur SA ADR(1)	163,000	449,880

		$36,079,518

Bahrain — 0.5%
Ahli United Bank BSC	8,950,414	$7,122,940
Al-Salam Bank	12,108,076	6,594,675
Gulf Finance House EC(1)	23,571,760	2,605,222
Ithmaar Bank BSC(1)	11,216,152	1,394,429

		$17,717,266

Bangladesh — 0.7%
Aftab Automobiles, Ltd.	378,354	$384,066
Al-Arafah Islami Bank, Ltd.(1)	3,219,220	593,390
Bangladesh Building Systems, Ltd.(1)	439,000	308,316
Bangladesh Export Import Co., Ltd.(1)	4,670,725	1,944,022
Beximco Pharmaceuticals, Ltd.	1,087,222	577,559
British American Tobacco Bangladesh Co., Ltd.	15,400	460,033
BSRM Steels, Ltd.	1,250,000	1,358,907
City Bank, Ltd. (The)(1)	3,467,280	714,862
Grameenphone, Ltd.	943,200	3,664,345
Heidelberger Cement Bangladesh, Ltd.	103,700	673,594
Islami Bank Bangladesh, Ltd.	2,422,550	786,577
Jamuna Oil Co., Ltd.	193,500	529,544
Khulna Power Co., Ltd.	1,208,340	716,296

Security	Shares	Value

Bangladesh (continued)
Lankabangla Finance, Ltd.	1,645,350	$909,360
Malek Spinning Mills, Ltd.	1,020,000	314,008
Meghna Petroleum, Ltd.	191,000	676,086
National Bank, Ltd.	7,923,850	1,124,246
Olympic Industries, Ltd.	206,500	590,405
Padma Oil Co., Ltd.	175,100	726,704
People’s Leasing and Financial Services, Ltd.(1)	604,890	133,338
Pubali Bank, Ltd.	1,779,933	611,995
Social Islami Bank, Ltd.	2,453,500	357,504
Southeast Bank, Ltd.	1,909,500	479,807
Square Pharmaceuticals, Ltd.	1,113,525	4,063,924
Summit Power, Ltd.(1)	1,315,715	547,694
Titas Gas Transmission & Distribution Co., Ltd.	1,857,500	1,819,139
United Airways Bangladesh, Ltd.(1)	7,700,112	1,280,911
United Commercial Bank, Ltd.	5,012,000	1,749,903

		$28,096,535

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$691,949
Botswana Insurance Holdings, Ltd.	801,726	1,020,861
First National Bank of Botswana	7,511,600	2,973,554
Letshego Holdings, Ltd.	15,329,252	3,938,695
Sechaba Breweries, Ltd.	1,086,400	2,871,707
Sefalana Holding Co.	991,000	838,921
Standard Chartered Bank Botswana, Ltd.	850,790	1,160,744

		$13,496,431

Brazil — 5.7%
AES Tiete SA, PFC Shares	121,216	$1,066,503
All America Latina Logistica SA (Units)	501,200	1,889,566
AMBEV SA	1,984,125	14,152,437
Anhanguera Educacional Participacoes SA	235,900	1,964,499
B2W Companhia Global do Varejo(1)	118,400	1,500,430
Banco Bradesco SA ADR, PFC Shares	235,428	3,418,415
Banco Bradesco SA, PFC Shares	910,996	13,214,493
Banco do Brasil SA	547,199	6,154,286
Banco Santander Brasil SA	249,400	1,706,688
Banco Santander Brasil SA ADR	166,200	1,150,104
BM&F Bovespa SA	962,500	5,048,823
Bombril SA, PFC Shares	40,900	78,209
BR Malls Participacoes SA	271,000	2,305,861
BR Properties SA	172,100	1,036,728
Bradespar SA, PFC Shares	77,600	711,202
Braskem SA, PFC Shares	61,000	388,997
BRF-Brasil Foods SA	252,966	6,113,774

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
BRF-Brasil Foods SA ADR	25,600	$622,336
Centrais Eletricas Brasileiras SA	316,182	1,502,562
CETIP SA - Mercados Organizados	155,700	2,216,232
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	662,519
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,447,593
Cia de Concessoes Rodoviarias SA (CCR)	744,600	6,065,988
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	2,421,616
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	678,576
Cia de Saneamento de Minas Gerais-COPASA	64,400	1,180,448
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	323,653
Cia Energetica de Minas Gerais SA, PFC Shares	614,453	4,488,470
Cia Energetica de Sao Paulo, Class B, PFC Shares	170,800	2,149,011
Cia Hering	77,400	779,079
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,599,314
Cia Siderurgica Nacional SA	253,400	1,078,054
Cia Siderurgica Nacional SA ADR	62,200	264,972
Cielo SA	609,500	12,551,369
Contax Participacoes SA, PFC Shares	151,000	192,381
Cosan SA Industria e Comercio	52,100	945,558
CPFL Energia SA	203,000	1,867,839
Cyrela Brazil Realty SA	166,624	1,042,201
Duratex SA	168,483	687,810
EcoRodovias Infraestrutura e Logistica SA	165,800	1,136,100
EDP-Energias do Brasil SA	240,700	1,181,985
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	724,296
Embraer SA	483,332	4,416,598
Embraer SA ADR	26,152	952,717
Fibria Celulose SA(1)	24,585	238,451
Fibria Celulose SA ADR(1)	54,900	533,628
Gafisa SA	542,900	828,048
Gerdau SA ADR	170,900	1,006,601
Gerdau SA, PFC Shares	161,400	945,244
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	1,017,307
Hypermarcas SA	213,700	1,861,835
Iochpe-Maxion SA	78,100	697,403
Itau Unibanco Holding SA ADR, PFC Shares	136,343	1,960,609
Itau Unibanco Holding SA, PFC Shares	1,040,732	15,058,702
Itausa-Investimentos Itau SA, PFC Shares	2,042,994	8,035,129
JBS SA	444,227	1,528,004
Klabin SA, PFC Shares	981,500	972,838
Light SA	83,200	811,854
Localiza Rent a Car SA	132,025	2,177,412
Lojas Americanas SA, PFC Shares	469,642	2,997,037

Security	Shares	Value

Brazil (continued)
Lojas Renner SA	59,200	$1,896,972
Marcopolo SA, PFC Shares	775,200	1,505,141
Metalurgica Gerdau SA, PFC Shares	110,200	779,555
MRV Engenharia e Participacoes SA	288,000	972,383
Natura Cosmeticos SA	104,400	1,760,081
Oi SA ADR	111,652	95,809
Oi SA, PFC Shares	1,042,742	920,275
PDG Realty SA Empreendimentos e Participacoes(1)	920,600	608,317
Petroleo Brasileiro SA	275,200	2,022,742
Petroleo Brasileiro SA ADR	501,900	7,849,716
Petroleo Brasileiro SA, PFC Shares	1,255,500	9,824,664
Prumo Logistica SA(1)	1,122,100	548,481
Randon Participacoes SA, PFC Shares	211,812	590,524
Souza Cruz SA	198,800	2,048,733
Suzano Papel e Celulose SA	150,500	571,484
Telefonica Brasil SA ADR	25,500	523,005
Telefonica Brasil SA, PFC Shares	257,605	5,246,538
Tim Participacoes SA	669,444	3,914,558
Totvs SA	138,500	2,381,987
Tractebel Energia SA	111,600	1,666,802
Ultrapar Participacoes SA	140,048	3,334,023
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	243,800	836,390
Vale SA ADR, PFC Shares	337,600	4,017,440
Vale SA, PFC Shares	853,792	10,182,131
Weg SA	260,910	3,340,640

		$223,188,785

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$90,281
Bulgartabak Holding	3,450	173,938
CB First Investment Bank AD(1)	54,000	136,053
Chimimport AD(1)	825,588	1,108,436
Corporate Commercial Bank AD(1)	19,900	1,087,443
Industrial Holding Bulgaria PLC(1)	576,865	435,994
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	163,122
Sopharma AD	303,500	933,317

		$4,128,584

Chile — 2.9%
AES Gener SA	2,699,259	$1,398,647
Aguas Andinas SA, Series A	3,538,400	2,231,691
Almendral SA	7,092,000	628,388
Antarchile SA, Series A	114,800	1,489,453
Banco de Chile	46,426,142	6,172,914

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Banco de Chile ADR	20,126	$1,612,294
Banco de Credito e Inversiones	77,493	4,482,701
Banco Santander Chile SA ADR	269,549	7,129,571
Besalco SA	823,600	539,123
Cap SA	155,300	2,203,908
Cencosud SA	1,646,000	5,405,163
Cia Cervecerias Unidas SA ADR	108,600	2,543,412
Cia Electro Metalurgica SA	10,000	240,500
Cia General de Electricidad SA	166,310	664,921
Cia Sud Americana de Vapores SA(1)	10,829,733	436,115
Colbun SA	8,562,100	2,150,531
Corpbanca SA	222,749,200	2,751,059
Corpbanca SA ADR	56,666	1,056,254
Embotelladora Andina SA, Series A ADR	25,100	466,860
Embotelladora Andina SA, Series A, PFC Shares	114,278	350,677
Embotelladora Andina SA, Series B ADR	43,700	989,368
Empresa Nacional de Electricidad SA ADR	134,059	6,059,467
Empresa Nacional de Telecommunicaciones SA	130,900	1,611,944
Empresas CMPC SA	2,175,800	4,741,384
Empresas Copec SA	790,600	10,293,390
Enersis SA	9,328,000	3,144,109
Enersis SA ADR	266,371	4,488,351
Inversiones Aguas Metropolitanas SA	485,500	785,734
Invexans SA(1)	46,613,425	842,896
Latam Airlines Group SA	106,700	1,437,420
Latam Airlines Group SA ADR	227,448	3,052,352
Latam Airlines Group SA BDR	29,520	380,774
Masisa SA	5,792,050	240,788
Parque Arauco SA	1,452,200	2,652,228
Quinenco SA	490,001	1,014,532
Ripley Corp. SA	1,626,000	1,070,250
S.A.C.I. Falabella	1,344,900	12,184,026
Salfacorp SA	1,303,900	980,893
Sigdo Koppers SA	879,641	1,255,005
Sociedad Matriz SAAM SA	6,677,681	555,452
Sociedad Quimica y Minera de Chile SA, Series A	20,950	630,945
Sociedad Quimica y Minera de Chile SA, Series B ADR	149,600	4,384,776
Sonda SA	1,786,900	4,200,555
Vina Concha y Toro SA ADR	25,800	1,031,226

		$111,982,047

China — 8.5%
Agile Property Holdings, Ltd.	486,000	$342,467
Agricultural Bank of China, Ltd., Class H	7,024,000	3,100,206
Air China, Ltd., Class H	1,770,000	1,039,177

Security	Shares	Value

China (continued)
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	$737,596
Angang Steel Co., Ltd., Class H	704,000	453,006
Anhui Conch Cement Co., Ltd., Class H	481,000	1,659,187
ANTA Sports Products, Ltd.	887,000	1,402,655
Baidu, Inc. ADR(1)	78,900	14,739,309
Bank of China, Ltd., Class H	18,651,000	8,350,310
Bank of Communications, Ltd., Class H	2,201,300	1,525,178
BBMG Corp., Class H	1,134,500	726,186
Beijing Capital International Airport Co., Ltd., Class H	596,000	407,432
Beijing Enterprises Holdings, Ltd.	223,500	2,112,740
Beijing Enterprises Water Group, Ltd.	554,000	370,394
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	415,341
BYD Co., Ltd., Class H(1)	575,000	3,305,010
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	2,380,000	906,138
China Bluechemical, Ltd., Class H	1,348,000	733,816
China Cinda Asset Management, Co., Ltd., Class H(1)	3,202,000	1,590,410
China CITIC Bank Corp., Ltd., Class H	2,727,000	1,653,475
China Coal Energy Co., Class H	2,861,000	1,482,666
China Communications Construction Co., Ltd., Class H	1,677,000	1,128,276
China Communications Services Corp., Ltd., Class H	2,166,000	1,048,738
China Construction Bank Corp., Class H	22,622,580	17,108,349
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,067,049
China Dongxiang (Group) Co., Ltd.	3,981,000	749,127
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	440,712
China Everbright International, Ltd.	1,156,000	1,648,113
China Everbright, Ltd.	456,000	615,213
China Gas Holdings, Ltd.	288,000	594,606
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	447,108
China International Marine Containers Co., Ltd., Class B	413,812	794,758
China Life Insurance Co., Ltd., Class H	2,107,000	5,512,581
China Longyuan Power Group Corp., Class H	1,851,000	2,006,942
China Mengniu Dairy Co., Ltd.	800,000	3,692,913
China Merchants Bank Co., Ltd., Class H	1,204,500	2,377,686
China Merchants Holdings (International) Co., Ltd.	790,000	2,461,684
China Merchants Property Development Co., Ltd., Class B	882,981	1,221,891
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,020,257
China Mobile, Ltd.	3,018,900	29,321,785
China National Building Material Co., Ltd., Class H	1,492,000	1,315,638
China Oilfield Services, Ltd., Class H	756,000	1,816,185
China Overseas Land & Investment, Ltd.	1,148,360	2,785,402
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	1,880,867
China Petroleum & Chemical Corp., Class H	12,211,800	11,625,988
China Railway Construction Corp., Class H	947,500	836,635

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Railway Group, Ltd., Class H	2,265,000	$1,112,987
China Resources Enterprise, Ltd.	688,000	1,918,262
China Resources Land, Ltd.	536,000	982,035
China Resources Power Holdings Co., Ltd.	1,147,000	3,261,487
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,779,492
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	986,238
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,039,250
China Southern Airlines Co., Ltd., Class H	2,064,500	625,722
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	495,353
China Telecom Corp., Ltd., Class H	8,226,000	4,034,181
China Travel International Investment Hong Kong, Ltd.	1,660,000	327,641
China Unicom (Hong Kong), Ltd.	2,590,290	3,989,814
China Vanke Co., Ltd., Class H(1)	1,106,117	1,943,811
China Yurun Food Group, Ltd.(1)	926,000	412,333
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,569,846
Citic Pacific, Ltd.	628,000	1,101,256
CNOOC, Ltd.	7,777,500	14,021,518
Cosco Pacific, Ltd.	1,128,000	1,566,247
Country Garden Holdings Co.	1,582,000	624,356
Ctrip.com International, Ltd. ADR(1)	81,800	5,238,472
Datang International Power Generation Co., Ltd., Class H	2,826,000	1,104,541
Dazhong Transportation Group Co., Ltd., Class B	633,875	391,085
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	3,130,901
Golden Eagle Retail Group, Ltd.	516,000	616,369
Great Wall Motor Co., Ltd., Class H	836,750	3,111,577
Guangdong Investment, Ltd.	1,680,000	1,933,724
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	2,033,287
Guangzhou R&F Properties Co., Ltd., Class H	670,400	826,174
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	493,069
Hengan International Group Co., Ltd.	248,000	2,616,383
Huaneng Power International, Inc., Class H	1,948,000	2,195,543
Industrial & Commercial Bank of China, Ltd., Class H	22,783,000	14,406,482
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	314,384
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	546,231
Jiangsu Expressway Co., Ltd., Class H	796,000	947,134
Jiangxi Copper Co., Ltd., Class H	871,000	1,381,322
Kingboard Chemical Holdings, Ltd.	421,200	868,396
Kunlun Energy Co., Ltd.	1,678,000	2,766,286
Lee & Man Paper Manufacturing, Ltd.	876,000	464,071
Lenovo Group, Ltd.	2,596,000	3,526,374
Li Ning Co., Ltd.(1)	1,335,750	1,070,715
Lonking Holdings, Ltd.	2,438,000	418,652
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	288,855
Mindray Medical International, Ltd. ADR	66,700	2,101,050

Security	Shares	Value

China (continued)
NetEase.com, Inc. ADR	22,000	$1,723,920
New Oriental Education & Technology Group, Inc. ADR	181,200	4,814,484
Nine Dragons Paper Holdings, Ltd.	1,412,000	963,335
Parkson Retail Group, Ltd.	1,024,000	294,655
PetroChina Co., Ltd., Class H	10,100,300	12,692,961
PICC Property & Casualty Co., Ltd., Class H	1,168,000	1,772,710
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	4,235,226
Poly Property Group Co., Ltd.	970,000	405,673
Qingling Motors Co., Ltd., Class H	1,448,966	409,642
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,064,576
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,671,007
Shanghai Diesel Engine Co., Ltd., Class B	854,400	569,057
Shanghai Electric Group Co., Ltd., Class H	1,644,000	662,869
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	246,893
Shanghai Industrial Holdings, Ltd.	291,000	890,318
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	855,177
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	325,351
Shimao Property Holdings, Ltd.	532,000	980,119
SINA Corp.(1)	25,700	1,279,089
Sino-Ocean Land Holdings, Ltd.	1,370,500	694,920
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,442,000	680,055
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	1,096,544
Sinopharm Group Co., Ltd., Class H	714,400	1,982,305
Sohu.com, Inc.(1)	8,700	501,903
Tencent Holdings, Ltd.	1,571,000	23,960,336
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,317,064
Travelsky Technology, Ltd., Class H	1,218,000	1,120,401
Tsingtao Brewery Co., Ltd., Class H	1,074,000	8,405,642
Want Want China Holdings, Ltd.	3,531,000	5,083,153
Weichai Power Co., Ltd., Class H	226,800	874,469
Wumart Stores, Inc., Class H	832,000	645,378
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,431,189
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	299,478
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,119,159
Zhejiang Expressway Co., Ltd., Class H	870,000	877,764
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	873,025
Zijin Mining Group Co., Ltd., Class H	3,148,000	717,708
ZTE Corp., Class H	590,616	1,164,073

		$330,855,736

Colombia — 1.7%
Almacenes Exito SA	523,055	$8,803,482
Banco Davivienda SA, PFC Shares	141,300	2,281,873
Banco de Bogota	54,162	1,976,084

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Bancolombia SA ADR, PFC Shares	127,200	$7,352,160
Bolsa de Valores de Colombia	85,691,900	1,049,754
Celsia SA ESP	833,260	2,707,263
Cementos Argos SA	384,100	2,418,142
Corporacion Financiera Colombiana SA	125,726	2,567,422
Ecopetrol SA	3,980,200	7,229,018
Empresa de Energia de Bogota SA	2,096,372	1,775,356
Empresa de Telecommunicaciones de Bogota SA	2,267,738	549,572
Fabricato SA(1)	34,115,900	313,448
Grupo Argos SA	341,000	4,104,714
Grupo Argos SA, PFC Shares	106,740	1,273,489
Grupo Aval Acciones y Valores SA	1,723,100	1,248,158
Grupo Aval Acciones y Valores SA, PFC Shares	888,900	639,156
Grupo de Inversiones Suramericana	327,100	6,951,419
Grupo Nutresa SA	308,763	4,542,229
Grupo Odinsa SA	111,623	487,515
Interconexion Electrica SA	859,500	4,197,931
ISAGEN SA ESP	1,706,300	2,817,326

		$65,285,511

Croatia — 0.4%
AD Plastik DD	9,650	$205,388
Adris Grupa DD, PFC Shares	45,976	2,300,953
Atlantic Grupa DD	5,089	810,385
Atlantska Plovidba DD(1)	15,437	928,377
Dalekovod DD(1)	20,940	71,169
Ericsson Nikola Tesla	5,610	1,385,566
Hrvatski Telekom DD	209,200	5,740,278
Institut IGH DD(1)	1,573	35,716
Koncar-Elektroindustrija DD	6,287	770,289
Kras DD(1)	4,595	265,873
Ledo DD	400	639,910
Petrokemija DD(1)	17,450	131,344
Podravka Prehrambena Industrija DD(1)	29,500	1,623,488
Privredna Banka Zagreb DD	3,310	270,111
Valamar Adria Holding DD(1)	8,850	331,109
Zagrebacka Banka DD	30,550	190,588

		$15,700,544

Czech Republic — 1.4%
CEZ AS	716,870	$21,634,469
Komercni Banka AS	75,140	17,280,920
Komercni Banka AS GDR	27,154	2,081,237
New World Resources PLC, Class A(1)	860,500	403,050
O2 Czech Republic AS	466,500	6,607,405
Pegas Nonwovens SA	48,000	1,435,230

Security	Shares	Value

Czech Republic (continued)
Philip Morris CR AS	6,810	$3,544,272
Unipetrol AS(1)	500,500	3,243,567

		$56,230,150

Egypt — 1.6%
Alexandria Mineral Oils Co.	121,900	$1,399,221
Arab Cotton Ginning	1,880,400	1,359,013
Citadel Capital Co.(1)	1,600,000	847,681
Commercial International Bank	2,346,735	11,829,355
Eastern Tobacco	97,097	2,045,036
Egypt Kuwait Holding Co.(1)	1,466,658	1,547,509
Egyptian Financial & Industrial Co.	137,064	197,882
Egyptian Financial Group-Hermes Holding SAE(1)	1,590,030	3,430,865
Egyptian International Pharmaceutical Industrial Co.	153,932	1,092,814
Egyptian Resorts Co.(1)	4,213,900	1,006,537
El Ezz Aldekhela Steel Alexa Co.	4,750	485,849
El Sewedy Cables Holding Co.	384,121	1,760,246
Ezz Steel(1)	1,677,500	4,009,797
Ghabbour Auto(1)	345,862	1,527,511
Global Telecom Holding SAE(1)	9,908,210	7,167,348
Juhayna Food Industries(1)	1,999,152	3,403,016
Maridive & Oil Services SAE(1)	787,652	820,246
Medinet Nasr for Housing(1)	285,314	1,537,145
Misr Cement (Qena)	18,251	171,643
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	2,293,268
Oriental Weavers Co.	255,681	1,824,455
Pioneers Holding(1)	734,900	1,382,183
Sidi Kerir Petrochemicals Co.	957,400	2,350,169
Six of October Development & Investment Co.(1)	275,153	1,279,262
South Valley Cement(1)	485,000	526,442
Suez Cement Co.	138,000	720,334
Talaat Moustafa Group	3,963,160	4,729,272
Telecom Egypt	1,449,600	2,751,523

		$63,495,622

Estonia — 0.3%
AS Baltika(1)	226,000	$139,074
AS Merko Ehitus	75,000	738,702
AS Nordecon International	223,282	311,455
AS Olympic Entertainment Group	803,899	2,157,479
AS Tallink Group	5,354,470	5,573,473
AS Tallinna Kaubamaja	202,800	1,393,454
AS Tallinna Vesi	35,235	636,971

		$10,950,608

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$93,263
CAL Bank, Ltd.	4,406,554	1,137,931
Ghana Commercial Bank, Ltd.	1,384,370	2,266,161
HFC Bank Ghana, Ltd.	3,899,473	1,779,147
Produce Buying Co., Ltd.(1)	650,000	25,375
SG-SSB, Ltd.	740,000	184,504
Standard Chartered Bank of Ghana, Ltd.	207,600	1,128,561
Unilever Ghana, Ltd.(1)	249,000	1,316,784

		$7,931,726

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	71,600	$722,444
Alpha Bank AE(1)	2,852,200	2,652,151
Costamare, Inc.	56,779	1,324,086
Diana Shipping, Inc.(1)	114,020	1,241,678
DryShips, Inc.(1)	544,200	1,752,324
Ellaktor SA(1)	446,201	2,514,056
Folli Follie SA(1)	63,075	2,510,763
Frigoglass SA(1)	72,845	370,900
GasLog, Ltd.	66,016	2,105,250
GEK Terna Holding Real Estate Construction SA(1)	243,061	1,230,223
Hellenic Exchanges SA	114,224	1,296,765
Hellenic Petroleum SA	170,529	1,348,919
Hellenic Telecommunications Organization SA(1)	355,000	5,243,235
Intralot SA	260,400	719,794
JUMBO SA(1)	198,150	3,241,814
Marfin Investment Group Holdings SA(1)	1,111,163	737,082
Metka SA	84,400	1,489,966
Motor Oil (Hellas) Corinth Refineries SA	123,300	1,305,727
Mytilineos Holdings SA(1)	149,879	1,250,874
National Bank of Greece SA(1)	625,100	2,273,350
Navios Maritime Holdings, Inc.	122,050	1,235,146
OPAP SA	402,600	7,157,936
Piraeus Bank SA(1)	1,569,500	3,476,158
Public Power Corp. SA	166,231	2,567,958
Safe Bulkers, Inc.	56,600	552,416
StealthGas, Inc.(1)	55,500	616,050
Titan Cement Co. SA	101,668	3,293,410
Tsakos Energy Navigation, Ltd.	126,600	846,954
Viohalco SA(1)	184,517	1,067,154

		$56,144,583

Hungary — 1.3%
Magyar Telekom Rt.(1)	4,030,434	$6,111,541
Magyar Telekom Rt. ADR	37,300	284,599

Security	Shares	Value

Hungary (continued)
MOL Hungarian Oil & Gas Rt.	221,545	$11,845,671
OTP Bank Rt.	916,700	17,612,635
Richter Gedeon Nyrt.	813,720	15,607,399

		$51,461,845

India — 6.9%
ABB, Ltd.	23,000	$429,495
ACC, Ltd.	28,800	701,419
Adani Enterprises, Ltd.	139,500	1,057,259
Adani Ports and Special Economic Zone, Ltd.	551,200	2,236,047
Adani Power, Ltd.(1)	700,600	729,557
Aditya Birla Nuvo, Ltd.	14,406	330,304
Allahabad Bank, Ltd.	271,700	654,911
Andhra Bank	192,000	328,468
Apollo Hospitals Enterprise, Ltd.	61,400	1,019,020
Ashok Leyland, Ltd.	614,926	374,375
Asian Paints, Ltd.	202,000	1,991,132
Axis Bank, Ltd.	187,300	5,973,613
Bajaj Auto, Ltd.	42,600	1,626,419
Bajaj Holdings & Investment, Ltd.	11,100	233,459
Balrampur Chini Mills, Ltd.	332,600	445,459
Bank of India	251,800	1,263,505
Bharat Forge, Ltd.	43,136	453,483
Bharat Heavy Electricals, Ltd.	452,800	1,886,085
Bharat Petroleum Corp., Ltd.	134,400	1,340,860
Bharti Airtel, Ltd.	1,546,800	8,629,719
Biocon, Ltd.	78,400	691,570
Cairn India, Ltd.	328,800	1,995,785
Canara Bank, Ltd.	214,500	1,647,475
Century Textiles & Industries, Ltd.	50,000	490,619
Cipla, Ltd.	207,400	1,513,767
Coal India, Ltd.	372,500	2,385,450
Colgate-Palmolive (India), Ltd.	23,100	578,848
Container Corp. of India, Ltd.	69,900	1,389,121
Cummins India, Ltd.	68,800	740,276
Dabur India, Ltd.	278,000	864,519
Divi’s Laboratories, Ltd.	24,900	606,727
Dr. Reddy’s Laboratories, Ltd.	24,300	1,058,959
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,156,420
Essar Oil, Ltd.(1)	347,500	631,417
GAIL (India), Ltd.	250,150	1,925,035
GAIL (India), Ltd. GDR(3)	25,050	1,157,539
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	333,681
Glenmark Pharmaceuticals, Ltd.	114,000	1,080,647
GMR Infrastructure, Ltd.	1,192,200	683,211
Grasim Industries, Ltd. GDR(3)	13,300	761,299

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Great Eastern Shipping Co., Ltd. (The)	56,700	$341,595
Gujarat Ambuja Cements, Ltd.	429,400	1,575,808
HCL Technologies, Ltd.	110,800	2,770,148
HDFC Bank, Ltd.	806,100	11,015,227
Hero MotoCorp, Ltd.	51,542	2,254,349
Hindalco Industries, Ltd.	491,910	1,345,749
Hindustan Petroleum Corp., Ltd.	98,600	681,185
Hindustan Unilever, Ltd.	588,309	6,059,863
Hindustan Zinc, Ltd.	199,000	558,753
Housing Development & Infrastructure, Ltd.(1)	1,236,101	2,071,769
Housing Development Finance Corp., Ltd.	1,003,500	16,475,139
ICICI Bank, Ltd.	356,400	8,391,993
ICICI Bank, Ltd. ADR	29,200	1,457,080
IDBI Bank, Ltd.	346,300	629,004
Idea Cellular, Ltd.	1,065,701	2,350,463
IDFC, Ltd.	1,112,000	2,499,466
Indiabulls Real Estate, Ltd.	919,100	1,523,745
Indian Hotels Co., Ltd.	173,820	303,535
Indian Oil Corp., Ltd.	221,900	1,269,328
Infosys, Ltd.	340,151	18,347,164
ITC, Ltd.	1,223,800	6,635,379
Jain Irrigation Systems, Ltd.	169,800	338,449
Jaiprakash Associates, Ltd.	1,049,550	1,344,837
Jindal Steel & Power, Ltd.	257,300	1,377,787
JSW Energy, Ltd.	590,877	833,822
JSW Steel, Ltd.	73,900	1,524,417
Kotak Mahindra Bank, Ltd.	239,900	3,515,122
Larsen & Toubro, Ltd.	77,400	2,193,483
Larsen & Toubro, Ltd. GDR(3)	72,000	2,017,455
LIC Housing Finance, Ltd.	408,000	2,223,091
Lupin, Ltd.	97,200	1,697,008
Mahindra & Mahindra, Ltd.	167,400	3,200,403
Maruti Suzuki India, Ltd.	50,500	2,048,411
Motor Industries Co., Ltd.	3,900	876,996
Mphasis, Ltd.	53,500	378,178
Nestle India, Ltd.	12,100	991,930
NHPC, Ltd.	2,174,100	953,128
Nicholas Piramal India, Ltd.	41,782	480,357
NTPC, Ltd.	2,100,300	5,444,271
Oil & Natural Gas Corp., Ltd.	1,236,700	8,727,764
Oracle Financial Service Software, Ltd.(1)	4,000	207,373
Petronet LNG, Ltd.	216,300	632,465
Power Grid Corporation of India, Ltd.	1,419,700	3,286,979
Punjab National Bank, Ltd.	13,000	214,621
Ranbaxy Laboratories, Ltd.(1)	26,000	222,665
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	605,017

Security	Shares	Value

India (continued)
Reliance Capital, Ltd.	241,130	$2,638,890
Reliance Communications, Ltd.	945,300	2,295,084
Reliance Industries, Ltd.	934,912	15,757,327
Reliance Industries, Ltd. GDR(4)	42,816	1,437,012
Reliance Infrastructure, Ltd.	234,800	3,019,350
Reliance Power, Ltd.(1)	950,100	1,715,594
Sesa Sterlite, Ltd.	689,840	3,359,841
Siemens India, Ltd.	57,800	918,404
State Bank of India	43,500	1,941,302
State Bank of India GDR(3)	28,800	2,565,620
Steel Authority of India, Ltd.	409,100	646,702
Sun Pharmaceutical Industries, Ltd.	496,000	5,672,404
Tata Chemicals, Ltd.	58,600	335,272
Tata Communications, Ltd.	47,000	307,867
Tata Consultancy Services, Ltd.	342,480	13,752,371
Tata Motors, Ltd.	514,600	3,697,675
Tata Motors, Ltd. ADR	19,800	773,388
Tata Power Co., Ltd.	1,428,648	2,563,297
Tata Steel, Ltd.	230,900	2,025,791
Tata Tea, Ltd.	156,000	447,653
Tech Mahindra, Ltd.	57,329	2,049,875
Titan Co., Ltd.	248,000	1,455,046
UltraTech Cement, Ltd.	37,900	1,629,604
United Spirits, Ltd.	47,500	1,889,280
UPL, Ltd.	237,900	1,354,015
Voltas, Ltd.	224,100	813,265
Wipro, Ltd.	432,540	3,923,497
Wipro, Ltd. ADR	24,173	287,417
Zee Entertainment Enterprises, Ltd.	413,300	2,012,328

		$268,574,896

Indonesia — 3.0%
Adaro Energy Tbk PT	28,006,600	$2,781,137
Agis Tbk PT(1)	36,804,000	1,418,547
AKR Corporindo Tbk PT	4,660,500	1,701,133
Aneka Tambang Tbk PT	10,187,000	938,529
Astra Argo Lestari Tbk PT	654,000	1,555,743
Astra International Tbk PT	16,668,000	10,233,592
Bank Central Asia Tbk PT	10,623,000	9,864,798
Bank Danamon Indonesia Tbk PT	3,922,181	1,371,189
Bank Mandiri Tbk PT	7,808,000	6,395,034
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,156,235
Bank Pan Indonesia Tbk PT(1)	6,253,772	474,954
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	391,631
Bank Rakyat Indonesia Tbk PT	9,392,000	8,183,350

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT(1)	4,842,500	$120,942
Bhakti Investama Tbk PT	14,228,500	384,267
Bumi Resources Tbk PT(1)	26,391,500	380,011
Charoen Pokphand Indonesia Tbk PT	3,363,000	1,072,625
Delta Dunia Makmur Tbk PT(1)	18,948,000	273,254
Gudang Garam Tbk PT	578,500	2,611,370
Harum Energy Tbk PT	2,156,500	423,535
Holcim Indonesia Tbk PT	1,828,000	404,529
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	376,423
Indo Tambangraya Megah Tbk PT	808,500	1,841,598
Indocement Tunggal Prakarsa Tbk PT	2,604,500	4,953,033
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,076,066
Indofood Sukses Makmur Tbk PT	4,544,500	2,570,774
Indosat Tbk PT	2,085,500	648,330
Jasa Marga (Persero) Tbk PT	3,247,500	1,638,037
Kalbe Farma Tbk PT	19,815,000	2,773,849
Lippo Karawaci Tbk PT	26,506,000	2,147,425
Matahari Putra Prima Tbk PT	5,148,000	1,357,299
Medco Energi Internasional Tbk PT	1,397,000	417,948
Pembangunan Perumahan Persero Tbk PT	4,793,000	749,518
Perusahaan Gas Negara Tbk PT	13,043,000	6,130,020
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	1,387,596
Ramayana Lestari Sentosa Tbk PT	6,516,500	646,212
Semen Gresik (Persero) Tbk PT	5,306,500	6,764,035
Surya Semesta Internusa Tbk PT	12,410,000	717,073
Tambang Batubara Bukit Asam Tbk PT	1,154,000	1,045,320
Telekomunikasi Indonesia Tbk PT	58,725,800	12,215,116
Trada Maritime Tbk PT(1)	9,569,000	1,489,229
Unilever Indonesia Tbk PT	1,100,700	2,719,360
United Tractors Tbk PT	3,148,000	6,142,760
Vale Indonesia Tbk PT	4,748,000	1,424,861
Wijaya Karya Persero Tbk PT	6,352,000	1,187,963
XL Axiata Tbk PT	2,825,500	1,215,057

		$117,771,307

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	11,000	$201,765
Arab Bank PLC	1,337,984	16,040,709
Arab Potash Co. PLC	64,100	2,331,515
Bank of Jordan	262,189	961,218
Capital Bank of Jordan	605,501	1,400,521
Jordan Ahli Bank	434,328	778,043
Jordan Islamic Bank	184,560	848,548
Jordan Petroleum Refinery	269,218	1,735,766
Jordan Phosphate Mines(1)	84,500	715,165

Security	Shares	Value

Jordan (continued)
Jordan Steel(1)	269,400	$258,442
Jordan Telecom Corp.	222,602	963,126
Jordanian Electric Power Co.	512,001	2,024,141
Royal Jordanian Airlines(1)	209,700	127,229
Union Land Development(1)	360,100	1,472,232

		$29,858,420

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$7,747,442
Kazakhmys PLC(1)	872,905	4,534,977
Kazkommertsbank JSC GDR(1)(3)	284,200	596,443
KazMunaiGas Exploration Production GDR(3)	632,226	10,069,428
Kcell JSC GDR(3)	421,046	6,330,120
Nostrum Oil & Gas PLC(1)	178,200	2,287,286

		$31,565,696

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$2,107,370
Bamburi Cement Co., Ltd.	460,041	903,925
Barclays Bank of Kenya, Ltd.	5,636,820	1,093,453
Centum Investment Co., Ltd.(1)	977,680	446,458
Co-operative Bank of Kenya, Ltd. (The)	7,306,460	1,567,174
East African Breweries, Ltd.	1,528,640	5,023,341
Equity Bank, Ltd.	6,036,700	3,238,695
KenolKobil, Ltd.	3,831,500	381,932
Kenya Airways, Ltd.(1)	2,398,400	281,697
Kenya Commercial Bank, Ltd.	5,812,860	3,382,428
Kenya Electricity Generating Co., Ltd.	1,875,100	233,217
Kenya Power & Lighting, Ltd.	8,246,893	1,259,454
Nation Media Group, Ltd.	363,576	1,306,532
NIC Bank, Ltd.	852,975	564,603
Safaricom, Ltd.	47,903,600	6,834,918
Standard Chartered Bank Kenya, Ltd.	250,721	883,600

		$29,508,797

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$219,985
Agility Public Warehousing Co. KSC	997,500	2,799,322
Ahli United Bank	253,464	567,095
Al Ahli Bank of Kuwait KSC	122,180	184,422
Al Safwa Group Holding Co. KSC(1)(2)	1,334,134	0
Al-Mazaya Holding Co.(1)	551,200	215,125
Al-Qurain Petrochemicals Co.	1,460,000	1,286,304
Boubyan Petrochemicals Co.	1,875,000	4,992,269
Burgan Bank SAK	780,095	1,413,022

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)
Combined Group Contracting Co.	125,144	$497,619
Commercial Bank of Kuwait SAK	937,950	2,248,554
Commercial Real Estate Co. KSCC	2,369,266	807,823
Gulf Bank(1)	1,407,341	1,675,611
Gulf Cable and Electrical Industries Co.	165,000	445,400
Kuwait Finance House KSC	2,403,097	6,569,529
Kuwait Foods Co. (Americana)	512,500	5,060,534
Kuwait International Bank	818,000	857,209
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co.	192,500	930,420
Kuwait Projects Co. Holdings KSC	964,872	2,400,543
Kuwait Real Estate Co.	1,720,000	452,436
Mabanee Co. SAKC	835,873	3,086,785
Mobile Telecommunications Co.	3,621,800	7,977,365
National Bank of Kuwait SAK	2,435,470	8,307,799
National Industries Group Holding(1)	3,619,875	2,854,545
National Investment Co.	645,000	330,064
National Real Estate Co.(1)	598,290	297,559
Sultan Center Food Products Co.(1)	2,160,000	743,424

		$57,220,763

Latvia — 0.0%(5)
Grindeks(1)	12,000	$112,912
Latvian Shipping Co.(1)	96,000	63,920

		$176,832

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,569,595
Byblos Bank	838,110	1,341,178
Solidere, Class A(1)	275,848	3,694,781
Solidere, Class B(1)	5,516	74,457

		$6,680,011

Lithuania — 0.1%
Apranga PVA	363,680	$1,305,220
Bankas Snoras(1)(2)	1,114,759	0
Invalda Privatus Kapitalas AB(2)	32,177	122,311
Klaipedos Nafta PVA	1,576,663	625,913
Lesto AB	338,936	408,822
Panevezio Statybos Trestas	323,592	546,246
Pieno Zvaigzdes	94,000	247,352
Rokiskio Suris	177,000	399,874
Siauliu Bankas(1)	951,158	371,154

		$4,026,892

Security	Shares	Value

Malaysia — 2.9%
Aeon Co. (M) Bhd	736,800	$913,323
Affin Holdings Bhd	236,000	243,294
Airasia Bhd	1,089,900	781,052
Alliance Financial Group Bhd	330,800	486,413
AMMB Holdings Bhd	615,900	1,365,955
Axiata Group Bhd	1,791,575	3,888,999
Batu Kawan Bhd	100,300	618,350
Berjaya Corp. Bhd	2,498,100	408,518
Berjaya Sports Toto Bhd	465,569	562,851
Boustead Holdings Bhd	412,500	664,183
British American Tobacco Malaysia Bhd	89,100	1,818,795
Bumi Armada Bhd(1)	1,268,600	1,343,483
Bursa Malaysia Bhd	224,600	542,838
CIMB Group Holdings Bhd	1,425,966	3,251,890
Dialog Group Bhd	2,232,664	2,636,006
Digi.com Bhd	1,538,000	2,744,404
Felda Global Ventures Holdings Bhd	1,136,300	1,472,471
Gamuda Bhd	1,983,700	2,912,124
Genting Bhd	1,303,300	4,054,906
Genting Plantations Bhd	261,000	942,442
Hong Leong Bank Bhd	256,700	1,103,613
Hong Leong Financial Group Bhd	136,200	684,693
IGB Corp. Bhd	315,120	263,048
IHH Healthcare Bhd	1,459,900	1,992,454
IJM Corp. Bhd	1,328,220	2,770,195
IOI Corp. Bhd	1,684,968	2,756,228
IOI Properties Group Bhd(1)	842,484	661,528
KLCC Property Holdings Bhd	250,000	508,657
KNM Group Bhd(1)	3,198,075	901,653
Kuala Lumpur Kepong Bhd	293,050	2,209,451
Kulim (Malaysia) Bhd(1)	792,800	846,925
Lafarge Malayan Cement Bhd	789,960	2,424,424
Landmarks Bhd(1)	576,800	197,627
Malayan Banking Bhd	1,462,286	4,477,650
Malaysia Airports Holdings Bhd	200,000	497,239
Malaysian Airline System Bhd(1)	7,714,733	480,089
Malaysian Resources Corp. Bhd	1,861,700	991,828
Maxis Bhd	1,255,300	2,639,091
Media Prima Bhd	567,300	455,724
MISC Bhd	638,440	1,292,440
MMC Corp. Bhd	662,000	524,559
Muhibbah Engineering (M) Bhd	1,581,000	1,471,317
Multi-Purpose Holdings Bhd	617,940	586,966
Parkson Holdings Bhd	604,859	486,163
Petronas Chemicals Group Bhd	2,816,700	5,939,664
Petronas Dagangan Bhd	422,400	3,164,857

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Petronas Gas Bhd	268,500	$2,049,745
PPB Group Bhd	300,400	1,416,365
Public Bank Bhd	706,298	4,307,063
Resorts World Bhd	1,977,000	2,586,205
RHB Capital Bhd	497,700	1,325,605
Sapurakencana Petroleum Bhd(1)	4,032,352	5,500,225
Sime Darby Bhd	3,012,009	9,074,235
Sunway Bhd	378,040	357,980
Sunway Real Estate Investment Trust	1,028,200	460,994
Supermax Corp. Bhd	500,000	326,984
Ta Ann Holdings Bhd	355,899	482,852
Tan Chong Motor Holdings Bhd	219,000	346,583
Telekom Malaysia Bhd	1,020,100	2,017,187
Tenaga Nasional Bhd	1,261,531	4,792,579
Top Glove Corp. Bhd	210,000	298,880
UEM Land Holdings Bhd	1,112,200	703,469
UMW Holdings Bhd	391,900	1,333,445
Unisem (M) Bhd	1,851,400	842,313
Wah Seong Corp. Bhd	693,549	408,536
WCT Bhd	804,425	546,800
YTL Corp. Bhd	2,626,518	1,326,037
YTL Power International Bhd(1)	1,597,363	731,534

		$113,215,996

Mauritius — 0.7%
Alteo, Ltd.	175,300	$197,951
CIM Financial Services, Ltd.	1,742,485	505,514
ENL Land, Ltd.	484,800	786,498
Ireland Blyth, Ltd.	64,209	217,910
LUX Island Resorts, Ltd.	931,480	1,372,755
MCB Group, Ltd.(1)	1,846,395	13,144,865
New Mauritius Hotels, Ltd.	1,267,600	3,651,042
Rogers & Co., Ltd.	48,555	324,892
State Bank of Mauritius, Ltd.	168,354,600	5,856,499
Terra Mauricia, Ltd.	1,146,500	1,404,751
United Basalt Products, Ltd.	187,150	517,460

		$27,980,137

Mexico — 5.9%
Alfa SAB de CV, Series A	5,805,820	$16,065,745
America Movil SAB de CV, Series L	34,762,590	36,119,761
Bolsa Mexicana de Valores SAB de CV	915,200	1,939,249
Cemex SAB de CV, Series CPO(1)	16,287,464	21,555,922
Coca-Cola Femsa SAB de CV, Series L	208,400	2,367,601
Compartamos SAB de CV	3,190,800	6,163,445

Security	Shares	Value

Mexico (continued)
Embotelladoras Arca SAB de CV	559,300	$3,786,866
Empresas ICA SAB de CV(1)	1,808,600	3,524,215
Fibra Uno Administracion SA de CV	819,300	2,872,776
Fomento Economico Mexicano SAB de CV ADR	19,900	1,863,635
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	13,350,190
Genomma Lab Internacional SA de CV(1)	1,124,800	3,047,498
Gruma SAB, Class B(1)	98,200	1,175,281
Grupo Aeroportuario del Pacifico SAB de CV, Class B	297,200	2,012,718
Grupo Aeroportuario del Sureste SAB de CV, Class B	237,726	3,020,706
Grupo Bimbo SAB de CV, Series A	2,045,208	5,979,477
Grupo Carso SA de CV, Series A1	978,200	5,081,950
Grupo Comercial Chedraui SA de CV	208,900	736,669
Grupo Elektra SA de CV	72,526	1,937,716
Grupo Financiero Banorte SAB de CV, Class O	3,018,200	21,584,661
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	13,100,783
Grupo Mexico SAB de CV, Series B	3,586,774	11,968,354
Grupo Televisa SAB, Series CPO	1,715,518	11,768,690
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	3,324,264
Industrias CH SAB de CV, Series B(1)	158,452	897,693
Industrias Penoles SAB de CV	137,229	3,435,723
Inmuebles Carso SAB de CV(1)	927,400	1,007,212
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	4,112,659
Mexichem SAB de CV	1,242,307	5,145,996
Minera Frisco SAB de CV(1)	873,200	1,716,987
Organizacion Soriana SAB de CV, Class B(1)	166,700	549,692
Promotora y Operadora de Infraestructura SAB de CV(1)	361,100	4,817,728
Ternium SA ADR	45,700	1,276,401
TV Azteca SAB de CV, Series CPO	1,018,565	573,132
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	12,560,219

		$230,441,614

Morocco — 0.7%
Alliances Developpement Immobilier SA	19,684	$1,164,547
Attijariwafa Bank	114,300	4,243,168
Banque Centrale Populaire	97,200	2,227,999
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,452,552
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	359,835
Compagnie Generale Immobiliere	8,100	751,471
Delta Holding SA(1)	35,000	136,278
Douja Promotion Groupe Addoha SA	294,373	2,049,186
Holcim Maroc SA	6,422	1,355,534
Label Vie	3,700	623,129
Lafarge Ciments	10,400	1,799,316
Managem	7,900	1,198,298

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Morocco (continued)
Maroc Telecom	630,216	$7,304,744
Samir	19,247	601,166
Sonasid(1)	5,872	735,322
Wafa Assurance	3,400	1,337,866

		$28,340,411

Nigeria — 0.7%
Access Bank PLC	14,469,911	$847,689
Afriland Properties PLC(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	506,981
Cadbury Nigeria PLC	364,099	173,922
Dangote Cement PLC	1,914,961	2,822,437
Dangote Sugar Refinery PLC	4,385,654	255,428
Diamond Bank PLC	12,314,600	483,456
Ecobank Transnational, Inc.	8,985,992	931,709
Ecobank Transnational, Inc., PFC Shares(2)	276,998	0
First Bank of Nigeria PLC	22,217,810	2,130,112
First City Monument Bank PLC	15,346,235	395,855
Flour Mills of Nigeria PLC	710,208	327,354
Guaranty Trust Bank PLC	21,624,000	3,847,438
Guiness Nigeria PLC	507,134	621,719
Lafarge Cement WAPCO Nigeria PLC	1,833,500	1,240,364
Nestle Nigeria PLC	245,900	1,736,862
Nigerian Breweries PLC	2,697,500	2,846,176
Oando PLC	8,603,569	1,537,380
PZ Cussons Nigeria PLC	1,858,208	406,934
Skye Bank PLC	16,739,600	339,243
UAC of Nigeria PLC	5,041,100	1,949,274
Unilever Nigeria PLC	2,074,728	637,739
Union Bank of Nigeria PLC(1)	2,936,181	177,298
United Bank for Africa PLC	29,143,397	1,378,881
Zenith Bank PLC	20,070,737	3,086,721

		$28,680,972

Oman — 0.7%
Bank Dhofar SAOG	1,453,126	$1,441,946
Bank Muscat SAOG	2,708,165	4,781,832
Bank Sohar SAOG	3,727,453	2,575,883
Dhofar International Development & Investment Holding Co.	282,507	396,326
Galfar Engineering & Contracting SAOG	1,426,621	923,220
HSBC Bank Oman SAOG	2,331,977	969,139
National Bank of Oman SAOG	2,100,326	1,920,844
Oman Cables Industry SAOG	112,400	717,124
Oman Cement Co. SAOG	768,532	1,502,314

Security	Shares	Value

Oman (continued)
Oman Flour Mills Co. SAOG	543,700	$898,537
Oman Telecommunications Co. SAOG	1,247,060	5,327,003
Omani Qatari Telecommunications Co. SAOG	671,100	986,660
Ominvest	1,100,445	1,114,856
Raysut Cement Co. SAOG	459,310	2,433,880
Renaissance Services SAOG	873,499	1,406,463
Shell Oman Marketing Co. SAOG	66,100	365,116

		$27,761,143

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	666,644	$309,755
Attock Petroleum, Ltd.	118,800	716,222
Bank Alfalah, Ltd.	1,652,894	462,097
D.G. Khan Cement Co., Ltd.	528,320	471,103
Engro Corp., Ltd.(1)	660,916	1,204,225
Engro Fertilizers, Ltd.(1)	66,091	38,252
Fauji Fertilizer Bin Qasim, Ltd.	841,000	341,080
Fauji Fertilizer Co., Ltd.	1,214,414	1,379,078
Habib Bank, Ltd.	265,733	517,041
Hub Power Co., Ltd.	5,180,900	3,091,704
Kot Addu Power Co., Ltd.	1,343,500	802,592
Lucky Cement, Ltd.	711,400	2,961,045
Millat Tractors, Ltd.	54,329	274,873
Muslim Commercial Bank, Ltd.	2,086,625	6,343,177
National Bank of Pakistan	2,196,526	1,386,155
Nishat Mills, Ltd.	837,980	952,001
Oil & Gas Development Co., Ltd.	1,348,800	3,560,890
Pakistan Oil Fields, Ltd.	285,600	1,666,747
Pakistan Petroleum, Ltd.	889,502	2,017,551
Pakistan State Oil Co., Ltd.	410,647	1,625,030
Pakistan Telecommunication Co., Ltd.	1,822,500	472,622
United Bank, Ltd.	907,125	1,553,033

		$32,146,273

Panama — 0.3%
Copa Holdings SA, Class A	75,900	$10,821,063

		$10,821,063

Peru — 1.4%
Alicorp SA	2,517,321	$7,394,096
Banco Continental SA	372,479	758,667
Cementos Pacasmayo SAA	107,000	180,851
Cia de Minas Buenaventura SA	82,880	910,540
Cia de Minas Buenaventura SA ADR	249,776	2,949,855
Cia Minera Milpo SA	963,259	826,093

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Peru (continued)
Credicorp, Ltd.	103,096	$16,028,335
Edegel SA	2,361,911	2,236,578
Ferreycorp SAA	4,089,781	2,776,696
Grana y Montero SA	1,438,082	5,138,760
Intergroup Financial Services Corp.	47,100	1,541,583
Luz del Sur SAA	83,400	274,176
Minsur SA	1,384,773	865,947
Sociedad Minera Cerro Verde SAA(1)	47,600	1,100,036
Sociedad Minera el Brocal SA(1)	32,370	106,763
Southern Copper Corp.	319,355	9,698,811
Union Andina de Cementos SAA	278,400	328,290
Volcan Cia Minera SA, Class B	4,997,478	1,964,347

		$55,080,424

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,239,258
Aboitiz Power Corp.	1,264,300	1,062,455
Alliance Global Group, Inc.	4,258,400	2,837,335
Ayala Corp.	134,638	1,996,690
Ayala Land, Inc.	3,534,608	2,471,170
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,098
Bank of the Philippine Islands	943,956	1,968,106
BDO Unibank, Inc.	1,008,420	2,159,230
DMCI Holdings, Inc.	511,300	868,485
Energy Development Corp.	5,342,650	772,529
Filinvest Land, Inc.	16,105,546	601,459
First Gen Corp.	499,460	248,484
First Philippine Holdings Corp.	153,000	266,680
Globe Telecom, Inc.	22,170	812,908
GMA Holdings, Inc. PDR	1,242,100	210,750
International Container Terminal Services, Inc.	551,900	1,403,247
JG Summit Holding, Inc.	2,641,000	3,098,365
Jollibee Foods Corp.	579,200	2,335,695
Lopez Holdings Corp.	10,209,700	1,251,073
LT Group, Inc.	826,100	279,493
Manila Electric Co.	191,504	1,122,231
Manila Water Co.	481,700	281,621
Megaworld Corp.	10,700,000	1,103,216
Metro Pacific Investments Corp.	8,364,300	961,054
Metropolitan Bank & Trust Co.	797,523	1,596,688
Nickel Asia Corp.	2,832,113	2,139,202
Petron Corp.	2,626,900	767,004
Philex Mining Corp.	3,645,900	982,521
Philippine Long Distance Telephone Co.	65,860	4,481,516
Robinsons Land Corp.	1,290,000	697,576
San Miguel Corp.	484,300	921,540

Security	Shares	Value

Philippines (continued)
Semirara Mining Corp.	301,400	$2,532,234
SM Investments Corp.	279,290	5,220,778
SM Prime Holdings, Inc.	4,514,550	1,640,863
Universal Robina Corp.	1,927,100	6,811,169
Vista Land & Lifescapes, Inc.	6,128,000	859,349

		$61,010,072

Poland — 3.2%
Agora SA(1)	69,000	$203,967
AmRest Holdings SE(1)	30,208	875,603
Asseco Poland SA	286,470	3,880,593
Bank Handlowy w Warszawie SA	44,485	1,753,438
Bank Millennium SA	697,490	1,785,099
Bank Pekao SA	142,785	8,178,397
Bioton SA(1)	194,514	341,617
Boryszew SA(1)	350,000	619,221
BRE Bank SA	24,950	4,151,640
Budimex SA	50,276	1,983,305
Cinema City International NV(1)	53,500	570,301
Cyfrowy Polsat SA	709,480	5,223,408
Eurocash SA	288,203	3,820,188
Getin Holding SA(1)	392,795	403,821
Getin Noble Bank SA(1)	1,591,418	1,646,114
Globe Trade Centre SA(1)	364,288	944,155
Grupa Lotos SA(1)	176,940	2,156,426
Jastrzebska Spolka Weglowa SA	55,400	857,482
KGHM Polska Miedz SA	169,118	6,933,516
KOPEX SA	104,700	380,774
LPP SA	2,402	6,638,000
Lubelski Wegiel Bogdanka SA	43,100	1,692,110
Netia SA	610,010	1,042,446
NG2 SA	45,300	1,693,525
Orange Polska SA	2,094,345	6,692,633
Orange Polska SA GDR(3)	169,000	539,837
Orange Polska SA GDR(4)	76,100	243,086
Orbis SA	138,180	1,942,622
Polish Oil & Gas	2,342,566	4,046,966
Polska Grupa Energetyczna SA	2,045,800	14,574,768
Polski Koncern Naftowy Orlen SA	406,795	5,489,174
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	12,019,332
Powszechny Zaklad Ubezpieczen SA	69,100	10,096,093
Rovese SA(1)	808,777	340,826
Tauron Polska Energia SA	2,765,200	4,708,066
TVN SA(1)	891,609	4,555,556

		$123,024,105

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Qatar — 1.3%
Al Meera Consumer Goods Co.	16,300	$758,229
Barwa Bank(1)(2)	152,394	0
Barwa Real Estate Co.	248,543	2,425,015
Doha Bank, Ltd.	79,773	1,187,763
Ezdan Holding Group QSC	53,723	287,036
Gulf International Services QSC	220,225	5,562,155
Industries Qatar	209,777	9,734,604
Masraf Al Rayan	552,200	6,904,558
Ooredoo QSC	124,495	4,067,191
Qatar Electricity & Water Co.	50,080	2,384,202
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	3,057,583
Qatar Insurance Co.	52,935	1,163,114
Qatar International Islamic Bank	32,210	646,130
Qatar Islamic Bank	81,415	1,835,927
Qatar National Bank	136,786	6,137,956
Qatar National Cement Co.	12,559	466,279
Qatar National Navigation	55,051	1,313,915
United Development Co.	206,448	1,276,323
Vodafone Qatar	694,900	2,997,800

		$52,205,780

Romania — 0.7%
Antibiotice SA	1,843,129	$328,046
Banca Transilvania(1)	18,762,979	10,489,391
BRD-Group Societe Generale(1)	2,483,100	7,310,276
OMV Petrom SA	43,591,503	6,560,616
Societatea Nationala de Gaze Naturale ROMGAZ SA	143,600	1,556,043
Transelectrica SA	140,400	986,875
TRANSGAZ SA Medias	18,755	1,206,350

		$28,437,597

Russia — 6.7%
Aeroflot-Russian Airlines(1)	895,330	$1,483,316
AvtoVAZ(1)	2,100,000	598,651
CTC Media, Inc.	529,200	5,826,492
Evraz PLC	164,350	249,736
Federal Grid Co. Unified Energy System JSC(1)	130,040,600	223,540
Federal Hydrogenerating Co. JSC(1)	169,777,000	3,344,267
Gazprom Neft	77,000	339,794
Globaltrans Investment PLC GDR(3)	56,100	642,434
IDGC Holding JSC(1)	40,766,500	660,621
LUKOIL OAO ADR	407,100	24,250,355
Magnit OJSC	62,000	16,133,317
Mail.ru Group, Ltd. GDR(1)(3)	161,000	5,668,626
Mechel ADR(1)	182,500	399,675

Security	Shares	Value

Russia (continued)
MegaFon OAO GDR	62,400	$1,964,647
MMC Norilsk Nickel ADR	489,037	9,709,611
Mobile TeleSystems ADR	101,500	2,003,610
Mobile TeleSystems OJSC	1,921,889	17,110,635
Mosenergo	17,771,962	408,720
NovaTek OAO GDR(3)	71,800	8,915,137
Novolipetsk Steel GDR(3)	56,900	798,755
OAO Gazprom ADR	4,698,100	40,821,598
OAO Inter Rao Ues(1)	280,426,189	78,519
OAO TMK GDR(3)	31,600	305,767
PIK Group GDR(1)(3)	100,000	239,372
Polymetal International PLC	154,700	1,533,915
Rosneft Oil Co. GDR(1)(3)	931,000	6,795,868
Rostelecom(1)	445,428	1,136,532
Rostelecom ADR	31,284	480,209
Sberbank of Russia(1)	10,737,480	26,545,424
Sberbank of Russia ADR	488,350	4,934,445
Sberbank of Russia, PFC Shares	862,200	1,755,168
Severstal OAO GDR(3)	207,300	1,686,806
Sistema JSFC GDR(3)	215,100	6,624,603
Surgutneftegas OJSC ADR	875,000	6,747,753
Surgutneftegas OJSC ADR, PFC Shares	277,600	2,292,976
Surgutneftegas OJSC, PFC Shares	3,738,400	3,081,750
Tatneft ADR	189,532	7,345,900
Transneft, PFC Shares	1,500	3,290,570
Uralkali OJSC	370,000	1,705,019
Uralkali OJSC GDR(3)	127,500	2,930,911
VimpelCom, Ltd. ADR	464,130	3,898,692
VTB Bank OJSC GDR(3)	3,853,074	9,392,100
X5 Retail Group NV GDR(1)(3)	474,600	10,235,978
Yandex NV, Class A(1)	395,600	14,099,184

		$258,690,998

Slovenia — 0.7%
Gorenje DD(1)	80,554	$595,054
KRKA DD	142,582	13,662,886
Luka Koper	34,436	1,129,309
Mercator Poslovni Sistem(1)	10,267	1,167,947
Petrol	6,772	2,596,519
Reinsurance Co. Sava, Ltd.(1)	27,100	495,810
Telekom Slovenije DD	23,171	4,726,431
Zavarovalnica Triglav DD	64,022	2,085,866

		$26,459,822

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Africa — 6.4%
Adcock Ingram Holdings, Ltd.	72,016	$359,641
AECI, Ltd.	90,300	1,064,611
African Bank Investments, Ltd.	959,888	612,459
African Oxygen, Ltd. (AFROX)	143,280	286,612
African Rainbow Minerals, Ltd.	76,200	1,342,085
Anglo Platinum, Ltd.(1)	26,400	1,147,350
AngloGold Ashanti, Ltd.(1)	149,334	2,549,217
AngloGold Ashanti, Ltd. ADR(1)	79,199	1,363,015
Arcelormittal South Africa, Ltd.(1)	38,801	113,695
Aspen Pharmacare Holdings, Ltd.	195,268	5,490,557
Astral Foods, Ltd.	26,100	299,397
Aveng, Ltd.(1)	868,396	1,889,278
AVI, Ltd.	228,000	1,313,267
Barclays Africa Group, Ltd.	203,773	3,094,443
Barloworld, Ltd.	463,800	4,415,519
Bidvest Group, Ltd.	455,103	12,095,031
Capital Property Fund(1)	795,525	800,387
Clicks Group, Ltd.	218,200	1,302,999
DataTec, Ltd.	305,900	1,547,015
Discovery Holdings, Ltd.	221,254	2,021,508
FirstRand, Ltd.	1,633,485	6,257,740
Foschini, Ltd.	104,323	1,094,426
Gold Fields, Ltd.	423,380	1,565,652
Grindrod, Ltd.	416,000	1,039,832
Group Five, Ltd.	115,500	445,125
Growthpoint Properties, Ltd.	942,500	2,189,490
Harmony Gold Mining Co., Ltd.(1)	172,400	515,027
Hosken Consolidated Investments, Ltd.	33,700	538,547
Hyprop Investments, Ltd.	65,400	491,188
Impala Platinum Holdings, Ltd.	288,786	2,910,741
Imperial Holdings, Ltd.	130,900	2,461,400
Investec, Ltd.	156,600	1,436,373
JSE, Ltd.	45,700	412,110
Kumba Iron Ore, Ltd.	51,400	1,644,505
Kumba Resources, Ltd.	149,700	1,952,069
Lewis Group, Ltd.	39,800	242,637
Liberty Holdings, Ltd.	67,700	827,746
Life Healthcare Group Holdings, Ltd.	582,421	2,272,372
Massmart Holdings, Ltd.	48,804	606,047
Mediclinic International, Ltd.	161,590	1,241,419
MMI Holdings, Ltd.	554,133	1,367,736
Mondi, Ltd.	90,555	1,653,321
Mr. Price Group, Ltd.	188,400	3,203,245
MTN Group, Ltd.	2,099,580	44,225,134
Murray & Roberts Holdings, Ltd.(1)	812,300	1,856,472
Nampak, Ltd.	518,300	1,792,533

Security	Shares	Value

South Africa (continued)
Naspers, Ltd., Class N	233,376	$27,478,358
Nedbank Group, Ltd.	141,600	3,052,331
Netcare, Ltd.	659,100	1,778,332
Northam Platinum, Ltd.(1)	260,700	1,118,776
Pick’n Pay Holdings, Ltd.	125,270	296,774
Pick’n Pay Stores, Ltd.	152,660	835,999
PPC, Ltd.	305,614	900,414
Redefine Properties, Ltd.	1,959,096	1,767,069
Remgro, Ltd.	299,505	6,478,563
Reunert, Ltd.	449,900	2,747,553
RMB Holdings, Ltd.	520,200	2,573,306
RMI Holdings	449,000	1,384,984
Sanlam, Ltd.	1,154,590	6,703,661
Santam, Ltd.	27,610	506,506
Sappi, Ltd.(1)	508,478	1,836,202
Sasol, Ltd.	387,936	23,044,913
Shoprite Holdings, Ltd.	201,153	2,914,579
Sibanye Gold, Ltd.	824,480	2,239,074
Spar Group, Ltd.	79,260	927,301
Standard Bank Group, Ltd.	784,949	10,704,206
Steinhoff International Holdings, Ltd.	1,020,600	5,689,764
Sun International, Ltd.	33,860	350,079
Telkom South Africa, Ltd.(1)	333,000	1,430,580
Tiger Brands, Ltd.	115,816	3,340,136
Tongaat-Hulett	25,322	353,432
Truworths International, Ltd.	299,341	2,111,738
Vodacom Group (Pty), Ltd.	444,200	5,490,288
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,327,925
Woolworths Holdings, Ltd.	355,542	2,613,496

		$249,347,312

South Korea — 6.1%
AMOREPACIFIC Corp.	1,183	$1,781,764
AMOREPACIFIC Group, Inc.	2,641	1,949,480
BS Financial Group, Inc.	73,284	1,079,478
Celltrion, Inc.(1)	24,963	1,147,633
Cheil Industries, Inc.	30,000	2,081,439
Cheil Worldwide, Inc.(1)	38,050	857,800
CJ CheilJedang Corp.	3,500	1,191,371
CJ Corp.	9,583	1,326,141
CJ O Shopping Co., Ltd.	1,122	405,139
Daelim Industrial Co., Ltd.	6,870	572,346
Daesang Corp.	29,700	1,348,730
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	521,370
Daewoo Industrial Development Co., Ltd.(1)(2)	3,501	28,425
Daewoo International Corp.	10,502	379,665

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Daewoo Securities Co., Ltd.(1)	86,759	$747,537
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	789,301
DGB Financial Group Co., Ltd.	64,880	971,606
Dong-A ST Co., Ltd.	2,658	282,443
Dongbu Insurance Co., Ltd.	27,320	1,403,694
Dongkuk Steel Mill Co., Ltd.	6,560	45,222
Doosan Corp.	4,600	568,117
Doosan Heavy Industries & Construction Co., Ltd.	18,350	635,592
Doosan Infracore Co., Ltd.(1)	22,060	282,418
E-Mart Co., Ltd.	5,011	1,149,221
GS Engineering & Construction Corp.(1)	37,833	1,259,231
GS Holdings Corp.	47,154	2,102,449
Hana Financial Group, Inc.	113,771	4,216,150
Hanjin Kal Corp.(1)	8,977	214,197
Hanjin Shipping Co., Ltd.(1)	74,800	440,452
Hanjin Transportation Co., Ltd.	10,500	378,650
Hankook Tire Co., Ltd.	27,617	1,647,659
Hanwha Chemical Corp.	65,820	1,194,586
Hanwha Corp.	27,900	712,493
Hite-Jinro Co., Ltd.	17,806	386,084
Honam Petrochemical Corp.	10,200	1,859,781
Hotel Shilla Co., Ltd.	12,750	1,151,652
Hynix Semiconductor, Inc.(1)	129,670	6,226,476
Hyosung Corp.	18,800	1,256,432
Hyundai Department Store Co., Ltd.	5,600	769,272
Hyundai Development Co.	26,580	845,442
Hyundai Engineering & Construction Co., Ltd.	20,070	1,143,038
Hyundai Glovis Co., Ltd.	11,450	3,049,964
Hyundai Heavy Industries Co., Ltd.	11,813	2,066,849
Hyundai Hysco Co., Ltd.	10,329	689,975
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	996,719
Hyundai Merchant Marine Co., Ltd.(1)	46,400	419,995
Hyundai Mipo Dockyard Co., Ltd.	2,620	379,346
Hyundai Mobis	17,000	4,774,328
Hyundai Motor Co.	37,690	8,545,104
Hyundai Motor Co., PFC Shares	12,900	2,040,408
Hyundai Securities Co., Ltd.(1)	48,800	284,992
Hyundai Steel Co.	40,756	2,996,116
Hyundai Wia Corp.	6,700	1,298,221
Industrial Bank of Korea	71,500	953,819
Kangwon Land, Inc.	36,658	1,076,400
KB Financial Group, Inc.	123,629	4,296,340
KB Financial Group, Inc. ADR	48,488	1,685,443
KCC Corp.	1,710	1,042,596
Kia Motors Corp.	66,000	3,692,396
KIWOOM Securities Co., Ltd.	8,011	331,316

Security	Shares	Value

South Korea (continued)
KJB Financial Group Co., Ltd.(1)	10,473	$115,412
KNB Financial Group Co., Ltd.(1)	16,004	203,253
Korea Electric Power Corp.	170,310	6,269,725
Korea Express Co., Ltd.(1)	4,378	521,292
Korea Gas Corp.(1)	15,047	821,872
Korea Investment Holdings Co., Ltd.	15,600	619,581
Korea Zinc Co., Ltd.	7,500	2,940,836
Korean Air Lines Co., Ltd.(1)	18,577	613,199
Korean Reinsurance Co.	52,474	541,853
KT Corp.	87,949	2,654,551
KT&G Corp.	35,480	3,139,560
Kumho Petro Chemical Co., Ltd.	11,100	972,815
LG Chem, Ltd.	23,604	6,902,933
LG Corp.	31,873	1,968,809
LG Display Co., Ltd.(1)	55,400	1,744,030
LG Electronics, Inc.	28,896	2,122,246
LG Hausys, Ltd.	4,611	882,591
LG Household & Health Care, Ltd.	2,800	1,260,433
LG Life Sciences, Ltd.(1)	9,500	328,541
LG Uplus Corp.	106,713	971,938
LIG Insurance Co., Ltd.	23,590	648,075
Lotte Shopping Co., Ltd.	4,500	1,371,920
LS Corp.	7,030	516,303
LS Industrial Systems Co., Ltd.	4,500	293,080
Mirae Asset Securities Co., Ltd.	14,770	654,558
Namhae Chemical Corp.	32,500	325,940
Naver Corp.	7,779	6,409,621
NCsoft Corp.	5,300	955,938
NHN Entertainment Corp.(1)	3,578	277,114
Nong Shim Co., Ltd.	1,100	310,557
OCI Co., Ltd.(1)	11,420	1,942,039
ORION Corp.	1,200	1,099,436
POSCO	40,700	12,162,188
S-Oil Corp.	24,372	1,370,469
S1 Corp.	10,130	814,522
Samsung C&T Corp.	35,130	2,591,297
Samsung Card Co., Ltd.	22,360	953,610
Samsung Electro-Mechanics Co., Ltd.	16,480	949,682
Samsung Electronics Co., Ltd.	29,330	38,303,473
Samsung Electronics Co., Ltd., PFC Shares	620	649,695
Samsung Engineering Co., Ltd.(1)	7,400	585,586
Samsung Fine Chemicals Co., Ltd.	10,800	439,321
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,905,576
Samsung Heavy Industries Co., Ltd.	51,300	1,372,373
Samsung Life Insurance Co., Ltd.	47,800	4,818,488
Samsung SDI Co., Ltd.	9,900	1,584,941

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Samsung Securities Co., Ltd.	30,712	$1,344,165
Samsung Techwin Co., Ltd.	11,085	580,538
Shinhan Financial Group Co., Ltd.	210,862	9,728,387
Shinsegae Co., Ltd.	3,270	705,733
SK Chemicals Co., Ltd.	12,100	771,363
SK Holdings Co., Ltd.	8,641	1,559,324
SK Innovation Co., Ltd.	30,371	3,392,156
SK Networks Co., Ltd.(1)	40,500	429,743
SK Telecom Co., Ltd.	18,500	4,324,458
SK Telecom Co., Ltd. ADR	25,326	656,956
Woongjin Coway Co., Ltd.	15,560	1,302,347
Woori Finance Holdings Co., Ltd.	138,021	1,643,252
Woori Investment & Securities Co., Ltd.	65,922	568,635
Yuhan Corp.	4,370	781,338
Zyle Motor Sales Corp.(1)(2)	4,895	28,425

		$237,688,395

Sri Lanka — 0.2%
Aitken Spence PLC	492,600	$389,507
Commercial Bank of Ceylon PLC	1,691,078	1,817,537
Distilleries Co. of Sri Lanka PLC	22,000	34,934
Hatton National Bank PLC	166,500	201,212
John Keells Holdings PLC	1,789,200	3,022,361
National Development Bank PLC	86,507	137,695
Sampath Bank PLC	289,989	445,059

		$6,048,305

Taiwan — 6.1%
Acer, Inc.(1)	873,380	$624,237
Advanced Semiconductor Engineering, Inc.	1,929,281	2,499,969
Advantech Co., Ltd.	186,849	1,595,784
Altek Corp.	294,911	275,035
Ambassador Hotel	221,000	210,983
AmTRAN Technology Co., Ltd.	376,765	283,983
Asia Cement Corp.	1,160,752	1,590,989
Asia Optical Co., Inc.(1)	187,913	228,433
Asustek Computer, Inc.	216,174	2,415,946
AU Optronics Corp.(1)	3,013,925	1,276,968
AU Optronics Corp. ADR(1)	33,754	141,429
Capital Securities Corp.	605,143	232,026
Catcher Technology Co., Ltd.	215,100	2,007,381
Cathay Financial Holding Co., Ltd.	3,613,352	5,643,898
Cathay Real Estate Development Co., Ltd.	660,000	394,478
Chang Hwa Commercial Bank	1,708,430	1,058,885
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	4,554,873

Security	Shares	Value

Taiwan (continued)
Cheng Uei Precision Industry Co., Ltd.	149,516	$292,919
Chicony Electronics Co., Ltd.	157,348	425,121
Chimei Innolux Corp.(1)	2,656,389	1,245,600
China Airlines, Ltd.(1)	940,963	323,086
China Development Financial Holding Corp.	6,528,106	2,147,130
China Life Insurance Co., Ltd.	1,172,656	1,082,013
China Motor Corp.	1,026,930	1,025,000
China Petrochemical Development Corp.	1,522,857	619,610
China Steel Corp.	6,307,732	5,305,606
Chipbond Technology Corp.	240,000	422,772
Chong Hong Construction Co., Ltd.	150,351	398,487
Chunghwa Telecom Co., Ltd.	2,476,909	7,982,518
Clevo Co.	206,579	367,743
CMC Magnetics Corp.(1)	1,370,000	217,640
Compal Electronics, Inc.	1,488,557	1,218,436
Coretronic Corp.	282,312	316,265
CTBC Financial Holding Co., Ltd.	5,865,093	3,910,031
D-Link Corp.	359,590	238,534
Delta Electronics, Inc.	566,603	4,126,649
E.Sun Financial Holding Co., Ltd.	2,451,880	1,572,831
Elan Microelectronics Corp.	142,410	275,351
Epistar Corp.	321,439	796,800
Eternal Materials Co., Ltd.	310,905	331,191
EVA Airways Corp.(1)	1,467,999	705,648
Evergreen Marine Corp.(1)	1,159,717	632,953
Everlight Chemical Industrial Corp.	327,442	375,075
Everlight Electronics Co., Ltd.	103,212	266,188
Far Eastern Department Stores, Ltd.	1,467,593	1,378,466
Far Eastern International Bank	902,570	332,594
Far Eastern New Century Corp.	1,251,705	1,347,965
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,732,099
Faraday Technology Corp.	437,215	605,990
Feng Hsin Iron & Steel Co., Ltd.	172,000	250,977
First Financial Holding Co., Ltd.	2,920,949	1,878,082
Formosa Chemicals & Fibre Corp.	1,780,214	4,508,300
Formosa International Hotels Corp.	33,657	409,045
Formosa Petrochemical Corp.	985,153	2,565,376
Formosa Plastics Corp.	2,620,853	7,005,444
Formosa Taffeta Co., Ltd.	545,000	602,217
Formosan Rubber Group, Inc.	450,000	426,821
Foxconn International Holdings, Ltd.(1)	1,168,000	745,197
Foxconn Technology Co., Ltd.	317,637	770,304
Fubon Financial Holding Co., Ltd.	2,872,833	4,149,920
Giant Manufacturing Co., Ltd.	228,093	1,776,622
Gintech Energy Corp.(1)	266,294	281,039
Goldsun Development & Construction Co., Ltd.	617,053	215,976

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Great Wall Enterprise Co., Ltd.	247,202	$301,079
HannStar Display Corp.(1)	926,742	380,612
Highwealth Construction Corp.	166,952	373,138
Hon Hai Precision Industry Co., Ltd.	3,296,720	11,052,470
Hotai Motor Co., Ltd.	98,000	1,251,357
HTC Corp.	246,311	1,138,256
Hua Nan Financial Holdings Co., Ltd.	2,443,131	1,530,126
Huaku Development Co., Ltd.	187,010	447,710
Inotera Memories, Inc.(1)	2,102,619	3,823,006
Inventec Co., Ltd.	1,330,753	1,275,169
King Yuan Electronics Co., Ltd.	711,274	668,699
Kinsus Interconnect Technology Corp.	166,280	747,323
Largan Precision Co., Ltd.	45,042	3,593,371
Lee Chang Yung Chemical Industry Corp.	253,644	206,036
Lite-On Technology Corp.	740,352	1,236,479
Macronix International Corp., Ltd.(1)	1,015,868	250,308
MediaTek, Inc.	378,371	6,400,253
Mega Financial Holding Co., Ltd.	4,503,610	3,747,666
Merida Industry Co., Ltd.	415,150	2,752,933
Mitac International Corp.(1)	313,036	281,617
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	1,040,533
Nan Ya Plastics Corp.	3,006,303	7,240,263
Nanya Technology Corp.(1)	2,813,575	726,613
Novatek Microelectronics Corp., Ltd.	263,479	1,295,852
Oriental Union Chemical Corp.	453,200	469,701
Pegatron Corp.	553,486	1,057,844
Phison Electronics Corp.	43,692	352,052
Pou Chen Corp.	2,168,764	2,612,910
Powertech Technology, Inc.	366,725	663,709
President Chain Store Corp.	619,120	4,961,687
Quanta Computer, Inc.	905,065	2,644,379
Radiant Opto-Electronics Corp.	206,350	885,423
Radium Life Tech Co., Ltd.	328,786	228,902
Realtek Semiconductor Corp.	165,542	525,054
RichTek Technology Corp.	87,497	534,291
Ruentex Development Co., Ltd.	338,533	613,773
Ruentex Industries, Ltd.	1,161,953	3,004,992
Sanyang Industrial Co., Ltd.	1,509,000	1,580,601
Shin Kong Financial Holding Co., Ltd.	2,980,443	919,524
Shin Kong Synthetic Fibers Corp.	965,996	346,280
Siliconware Precision Industries Co., Ltd.	613,260	1,009,581
Siliconware Precision Industries Co., Ltd. ADR	74,607	612,523
Simplo Technology Co., Ltd.	123,820	767,651
Sino-American Silicon Products, Inc.(1)	183,259	332,450
SinoPac Financial Holdings Co., Ltd.	3,260,924	1,468,755
Solar Applied Materials Technology Corp.	329,817	323,237

Security	Shares	Value

Taiwan (continued)
Synnex Technology International Corp.	651,960	$1,099,233
Tainan Spinning Co., Ltd.	1,389,033	904,895
Taishin Financial Holdings Co., Ltd.	3,204,654	1,642,232
Taiwan Business Bank(1)	1,660,413	517,671
Taiwan Cement Corp.	1,724,118	2,611,756
Taiwan Cooperative Financial Holding Co., Ltd.	1,864,545	1,067,846
Taiwan Fertilizer Co., Ltd.	436,000	864,406
Taiwan Glass Industry Corp.	252,874	213,514
Taiwan Life Insurance Co., Ltd.(1)	383,464	272,896
Taiwan Mobile Co., Ltd.	1,170,052	3,620,776
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	25,921,896
Taiwan Tea Corp.(1)	661,346	443,129
Tatung Co., Ltd.(1)	1,214,645	386,971
Teco Electric & Machinery Co., Ltd.	989,000	1,138,432
Tong Yang Industry Co., Ltd.	379,826	517,247
TPK Holding Co., Ltd.	83,515	833,772
Transcend Information, Inc.	63,886	219,563
Tripod Technology Corp.	152,979	295,134
TSRC Corp.	362,940	513,016
TTY Biopharm Co., Ltd.	287,962	884,163
Tung Ho Steel Enterprise Corp.	293,385	254,114
U-Ming Marine Transport Corp.	202,000	340,999
Uni-President Enterprises Corp.	3,497,484	6,281,633
Unimicron Technology Corp.	527,171	510,407
United Microelectronics Corp.	3,348,361	1,668,354
United Microelectronics Corp. ADR	93,397	225,087
Vanguard International Semiconductor Corp.	784,175	1,260,106
Walsin Lihwa Corp.(1)	1,085,980	387,386
Wan Hai Lines, Ltd.	606,375	310,690
Waterland Financial Holdings	1,498,961	475,985
Wintek Corp.(1)	706,482	241,553
Wistron Corp.	864,279	788,814
WPG Holdings Co., Ltd.	548,136	754,877
Yageo Corp.	702,100	500,365
Yang Ming Marine Transport(1)	1,116,288	448,544
Yieh Phui Enterprise(1)	955,867	305,419
Yuanta Financial Holding Co., Ltd.	4,619,071	2,497,784
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	687,789
Yulon Motor Co., Ltd.	1,212,420	1,973,548

		$235,197,118

Thailand — 3.4%
Advanced Info Service PCL(6)	1,475,800	$10,004,502
Airports of Thailand PCL(6)	461,100	2,820,497
AP Thailand PCL(6)	4,190,600	807,715
Bangkok Bank PCL	104,400	620,900

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Bangkok Bank PCL(6)	387,900	$2,312,479
Bangkok Bank PCL NVDR	35,000	208,156
Bangkok Dusit Medical Services PCL(6)	8,414,000	4,329,583
Bangkok Expressway PCL(6)	895,900	1,035,121
Banpu PCL(6)	1,358,000	1,238,327
BEC World PCL(6)	1,693,300	2,542,584
Berli Jucker PCL(6)	1,258,600	1,823,170
Big C Supercenter PCL(6)	113,000	710,409
Bumrungrad Hospital PCL(6)	616,900	2,222,876
Cal-Comp Electronics (Thailand) PCL(6)	1,872,000	171,862
Central Pattana PCL(6)	1,760,000	2,659,739
Charoen Pokphand Foods PCL(6)	3,885,900	3,263,247
CP ALL PCL(6)	4,847,200	7,170,868
Delta Electronics (Thailand) PCL(6)	1,516,370	2,922,820
Electricity Generating PCL(6)	258,200	1,102,874
G Steel PCL(1)(2)(6)	23,786,500	54,968
Glow Energy PCL(6)	502,600	1,293,906
Hana Microelectronics PCL(6)	1,416,900	1,463,022
Indorama Ventures PCL(6)	1,721,800	1,472,073
Intouch Holdings PCL(6)	426,000	961,465
Intouch Holdings PCL NVDR	1,094,200	2,469,635
IRPC PCL(6)	9,870,200	1,028,065
Italian-Thai Development PCL(1)(6)	12,830,980	1,962,787
Kasikornbank PCL(6)	1,102,800	6,965,956
Kiatnakin Bank PCL(6)	747,800	1,013,727
Krung Thai Bank PCL(6)	4,377,325	2,818,648
Land & Houses PCL(6)	6,197,300	1,881,049
Major Cineplex Group PCL(6)	1,728,400	1,006,502
Minor International PCL(6)	2,890,691	2,605,638
Precious Shipping PCL(6)	622,500	468,028
PTT Exploration & Production PCL(6)	1,286,216	6,638,795
PTT Global Chemical PCL(6)	1,519,650	3,161,264
PTT PCL(6)	810,900	7,951,051
Quality House PCL(6)	12,628,100	1,378,644
Ratchaburi Electricity Generating Holding PCL(6)	578,300	967,714
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	216,342
Siam Cement PCL (The)(6)	285,200	4,007,933
Siam City Cement PCL(6)	64,900	899,635
Siam Commercial Bank PCL(6)	1,467,100	7,617,444
Sino Thai Engineering & Construction PCL(6)	3,940,800	2,771,006
Thai Airways International PCL(1)(6)	1,290,500	588,662
Thai Beverage PCL	7,336,000	3,649,208
Thai Oil PCL(6)	812,500	1,302,337
Thai Union Frozen Products PCL(6)	1,035,498	2,074,040
Thanachart Capital PCL(6)	1,051,500	1,141,939
Thoresen Thai Agencies PCL(1)(6)	1,612,777	1,018,597

Security	Shares	Value

Thailand (continued)
TMB Bank PCL(6)	29,224,000	$2,178,722
Total Access Communication PCL(6)	1,135,000	3,879,120
Toyo-Thai Corp. PCL(6)	254,300	266,466
TPI Polene PCL(6)	1,950,600	770,013
True Corp. PCL(1)(6)	7,010,292	2,062,659
TTW PCL(6)	3,000,000	1,000,263

		$130,975,052

Turkey — 3.4%
Akbank TAS	2,438,481	$8,968,403
Akcansa Cimento AS	90,700	550,621
Akenerji Elektrik Uretim AS(1)	524,095	287,082
Aksa Akrilik Kimya Sanayii AS	228,054	825,542
Alarko Holding AS	207,704	468,695
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	247,038
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	3,481,214
Arcelik AS	416,521	2,535,542
Asya Katilim Bankasi AS(1)	874,200	635,528
Aygaz AS	177,606	758,696
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	901,062
BIM Birlesik Magazalar AS	318,192	7,300,119
Cimsa Cimento Sanayi ve Ticaret AS	116,200	751,232
Coca-Cola Icecek AS	112,100	2,768,393
Dogan Sirketler Grubu Holding AS(1)	2,775,652	1,073,860
Dogus Otomotiv Servis ve Ticaret AS	140,556	555,289
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	605,544
Enka Insaat ve Sanayi AS	1,968,589	5,343,973
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	7,590,965
Gubre Fabrikalari TAS	386,800	816,996
Haci Omer Sabanci Holding AS	1,118,249	5,223,259
Ihlas Holding AS(1)	3,341,600	457,409
Is Gayrimenkul Yatirim Ortakligi AS	464,030	284,954
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,331,955	3,082,228
KOC Holding AS	1,484,843	7,287,906
Koza Altin Isletmeleri AS	122,800	1,407,261
Net Holding AS	282,129	323,579
Petkim Petrokimya Holding AS(1)	1,192,041	1,727,031
Sekerbank TAS(1)	658,499	606,542
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	259,172
TAV Havalimanlari Holding AS	344,300	2,738,018
Tekfen Holding AS	562,971	1,355,437
Tofas Turk Otomobil Fabrikasi AS	172,700	1,072,238
Trakya Cam Sanayii AS	774,107	928,736
Tupras-Turkiye Petrol Rafinerileri AS	290,241	6,771,395
Turcas Petrolculuk AS	350,729	408,893

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,341,542	$4,113,611
Turk Sise ve Cam Fabrikalari AS	1,588,820	2,237,253
Turk Telekomunikasyon AS	1,057,800	3,056,693
Turkcell Iletisim Hizmetleri AS(1)	1,358,794	8,504,805
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	600,506
Turkiye Garanti Bankasi AS	2,651,274	10,382,880
Turkiye Halk Bankasi AS	791,800	5,944,462
Turkiye Is Bankasi	1,891,806	5,117,858
Turkiye Sinai Kalkinma Bankasi AS	1,414,933	1,155,453
Turkiye Vakiflar Bankasi TAO	1,475,721	3,464,335
Ulker Gida Sanayi ve Ticaret AS	204,629	1,715,043
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	771,972
Yapi ve Kredi Bankasi AS	1,181,493	2,576,573
Yazicilar Holding AS	107,100	947,976

		$130,989,272

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$246,907
Avangardco Investments Public, Ltd. GDR(1)(3)	25,499	252,293
Ferrexpo PLC	603,145	1,349,670
MHP SA GDR(3)	83,821	1,256,588

		$3,105,458

United Arab Emirates — 1.2%
Aabar Investments (PJSC)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	1,922,386	3,694,169
Abu Dhabi National Hotels	832,200	656,788
Agthia Group (PJSC)	623,000	953,280
Air Arabia (PJSC)	6,041,100	2,038,638
Ajman Bank (PJSC)(1)	602,800	408,709
Aldar Properties (PJSC)	3,816,500	3,223,711
Arabtec Holding Co.(1)	7,077,243	5,038,169
DP World, Ltd.	416,236	8,200,259
Dubai Financial Market	1,713,500	1,217,488
Dubai Investments (PJSC)	1,239,239	910,871
Emaar Properties (PJSC)	3,011,580	6,900,479
First Gulf Bank (PJSC)	940,362	4,073,152
National Bank of Abu Dhabi (PJSC)	1,260,312	4,871,339
National Central Cooling Co. (Tabreed)	1,050,547	412,226
Ras Al Khaimah Co.	718,410	308,303
Ras Al Khaimah Properties (PJSC)	1,262,100	285,562
Union National Bank	1,180,087	1,977,376
Waha Capital (PJSC)	1,401,285	843,783

		$46,014,302

Security	Shares	Value

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$1,244,604
Baoviet Holdings	371,340	713,780
Danang Rubber JSC	323,830	766,583
Development Investment Construction Corp.(1)	404,260	300,016
FPT Corp.	2	4
Gemadept Corp.	648,433	1,033,700
Hagl, JSC	1,048,800	1,189,834
Hoa Phat Group JSC	888,270	2,249,129
Kim Long Securities Corp.	1,311,300	749,825
Kinh Bac City Development Share Holding Corp.(1)	590,200	309,846
Kinhdo Corp.	322,680	907,509
Masan Group Corp.(1)	456,400	1,935,860
PetroVietnam Construction JSC(1)	870,460	171,006
PetroVietnam Drilling and Well Services JSC	592,180	2,291,315
PetroVietnam Fertilizer and Chemical JSC	342,540	518,857
Pha Lai Thermal Power JSC	754,210	722,805
Refrigeration Electrical Engineering Corp.	211,990	261,385
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	285,435
Tan Tao Investment Industry Co.(1)	1,048,757	393,525
Vietnam Construction and Import-Export JSC(1)	459,600	282,310
Vietnam Dairy Products JSC	373,542	2,136,232
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	734,795
Vincom JSC(1)	929,687	2,789,648
Vinh Son - Song Hinh Hydropower JSC	750,120	549,214

		$22,537,217

Total Common Stocks (identified cost $2,812,172,314)		$3,804,327,943

Equity-Linked Securities(4)(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	8/13/14	14,400	$406,495
Al Rajhi Bank	2/16/15	126,533	2,273,014
Al Tayyar	7/2/15	32,687	1,047,994
Alinma Bank	2/23/15	182,900	888,757
Almarai Co.	11/24/14	42,670	797,801
Arab National Bank	5/11/15	96,000	702,610
Bank Albilad	4/30/15	25,700	305,610
Banque Saudi Fransi	2/23/15	65,833	532,724
Company for Cooperative Insurance (The)	5/11/15	21,600	243,033
Dar Al Arkan Real Estate Development	8/10/15	70,500	232,142

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Etihad Etissalat Co.	12/5/14	119,020	$2,598,189
Fawaz Abdulaziz Alhokair Co.	2/23/15	26,850	1,365,552
Fitaihi Holding Group	9/24/15	57,200	339,333
Jarir Marketing Co.	5/4/15	17,100	896,467
Mobile Telecommunications Co.	5/4/15	88,722	234,781
Mohammad Al-Mojil Group(2)	1/6/16	38,000	0
National Industrialization Co.	5/4/15	117,783	1,037,898
Rabigh Refining and Petrochemicals Co.	10/13/14	28,700	236,068
Rabigh Refining and Petrochemicals Co.	5/4/15	55,300	454,862
Riyad Bank	12/15/14	137,000	656,579
Sahara Petrochemical Co.	9/21/15	101,700	564,008
Samba Financial Group	2/10/15	53,866	568,733
Saudi Airlines Catering Co.	8/3/15	14,700	671,193
Saudi Arabian Fertilizer Co.	5/11/15	19,466	831,714
Saudi Arabian Mining Co.	5/11/15	45,000	411,534
Saudi Basic Industries Corp.	2/23/15	91,400	2,790,296
Saudi British Bank	3/27/15	63,533	821,564
Saudi Cable Co.	8/10/15	56,000	183,652
Saudi Cement Co.	8/10/15	20,250	622,250
Saudi Ceramic Co.	4/13/15	9,000	340,745
Saudi Chemical Co.	5/1/15	11,900	223,684
Saudi Electricity Co.	3/27/15	167,000	699,062
Saudi Industrial Investment Group	3/27/15	49,800	478,005
Saudi International Petrochemical Co.	3/27/15	67,870	570,020
Saudi Kayan Petrochemical Co.	3/27/15	145,500	570,273
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	50,599	607,092
Saudi Telecom Co.	5/11/15	86,900	1,546,577
Savola Group	2/2/15	93,100	1,712,770
Yamamah Saudi Cement Co. Ltd.	2/2/15	23,300	391,377
Yanbu National Petrochemical Co.	3/9/15	29,100	548,931

Total Equity-Linked Securities (identified cost $22,452,905)			$30,403,389

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	2,610,433	$7,152,586

Total Investment Funds (identified cost $7,133,855)		$7,152,586

Rights(1) — 0.0%(5)

Security	Shares	Value
Bombril SA, PFC Shares, Exp. 7/17/14	59,558	$943
Cia Sud Americana de Vapores SA, Exp. 8/2/14	2,801,554	0
Empresas CMPC SA, Exp. 7/25/14	114,516	24,849
Gol Linhas Aereas Inteligentes SA, PFC Shares, Exp. 7/4/14	4,581	21
Public Bank Bhd, Exp. 7/18/14	70,630	120,979

Total Rights (identified cost $0)		$146,792

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/14	$8,211	$8,211,411

Total Short-Term Investments (identified cost $8,211,411)		$8,211,411

Total Investments — 99.1% (identified cost $2,849,970,485)		$3,850,242,121

Other Assets, Less Liabilities — 0.9%		$36,085,573

Net Assets — 100.0%		$3,886,327,694

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2014, the aggregate value of these securities is $88,135,438 or 2.3% of the Fund’s net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Portfolio of Investments — continued

from registration. At June 30, 2014, the aggregate value of these securities is $32,083,487 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	14.3%	$553,689,631
Hong Kong Dollar	7.6	296,523,339
Indian Rupee	6.6	256,356,649
South African Rand	6.4	247,984,297
South Korean Won	6.1	235,345,996
New Taiwan Dollar	6.0	233,472,882
Mexican Peso	5.9	227,301,578
Brazilian Real	5.1	199,834,076
New Turkish Lira	3.4	130,388,766
Thai Baht	3.2	125,734,594
Polish Zloty	3.2	122,488,089
Indonesian Rupiah	3.0	117,771,307
Malaysian Ringgit	2.9	113,336,975
Euro	2.2	87,240,078
Chilean Peso	2.0	78,812,191
Kuwaiti Dinar	1.7	65,738,132
Egyptian Pound	1.6	61,127,867
Philippine Peso	1.6	61,010,072
Colombian Peso	1.5	57,933,351
Czech Koruna	1.4	54,148,913
Qatari Riyal	1.3	52,205,780
Hungarian Forint	1.3	51,177,246
United Arab Emirates Dirham	1.2	47,013,940
Other currency, less than 1% each	9.6	373,606,372

Total Investments	99.1%	$3,850,242,121

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.3%	$1,060,239,044
Energy	10.4	403,304,914
Materials	9.9	384,018,207
Industrials	9.7	378,075,750
Telecommunication Services	9.7	376,491,881
Consumer Staples	8.7	339,153,424
Consumer Discretionary	8.0	310,918,729
Information Technology	7.9	307,290,995
Utilities	4.8	185,741,731
Health Care	2.3	89,643,449
Short-Term Investments	0.2	8,211,411
Investment Funds	0.2	7,152,586

Total Investments	99.1%	$3,850,242,121

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Statement of Assets and Liabilities

Assets	June 30, 2014
Investments, at value (identified cost, $2,849,970,485)	$3,850,242,121
Foreign currency, at value (identified cost, $25,471,069)	25,193,717
Dividends and interest receivable	13,735,802
Receivable for investments sold	154,258
Receivable for Fund shares sold	3,259,010
Tax reclaims receivable	371,519
Total assets	$3,892,956,427

Liabilities
Payable for investments purchased	$207,570
Payable for Fund shares redeemed	1,989,675
Due to custodian	135,370
Payable to affiliates:
Investment adviser fee	1,430,987
Administration fee	1,589,985
Accrued foreign capital gains taxes	1,269,121
Accrued expenses	6,025
Total liabilities	$6,628,733
Net Assets	$3,886,327,694

Sources of Net Assets
Paid-in capital	$2,907,526,464
Accumulated net realized loss	(35,427,539)
Accumulated undistributed net investment income	15,487,851
Net unrealized appreciation	998,740,918
Total	$3,886,327,694

Institutional Class Shares
Net Assets	$3,886,327,694
Shares Outstanding	74,130,915
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$52.43

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Statement of Operations

Investment Income	Year Ended June 30, 2014
Dividends (net of foreign taxes, $10,117,706)	$89,972,131
Interest (net of foreign taxes, $70)	4,642
Total investment income	$89,976,773

Expenses
Investment adviser fee	$15,538,492
Administration fee	17,264,991
Stock dividend tax	131,932
Interest expense	51,549
Total expenses	$32,986,964

Net investment income	$56,989,809

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $6,034)	$19,566,664
Foreign currency transactions	(541,158)
Net realized gain	$19,025,506
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $828,327)	$439,941,223
Foreign currency	35,514
Net change in unrealized appreciation (depreciation)	$439,976,737

Net realized and unrealized gain	$459,002,243

Net increase in net assets from operations	$515,992,052

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$56,989,809	$58,668,931
Net realized gain from investment and foreign currency transactions	19,025,506	7,452,890
Net change in unrealized appreciation (depreciation) from investments and foreign currency	439,976,737	74,065,647
Net increase in net assets from operations	$515,992,052	$140,187,468
Distributions to shareholders —
From net investment income	$(59,924,112)	$(57,016,207)
Total distributions to shareholders	$(59,924,112)	$(57,016,207)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$681,490,216	$608,795,770
Net asset value of shares issued to shareholders in payment of distributions declared	46,253,890	41,805,812
Cost of shares redeemed	(394,030,705)	(297,772,023)
Redemption fees	6,445,478	5,353,251
Net increase in net assets from Fund share transactions	$340,158,879	$358,182,810

Net increase in net assets	$796,226,819	$441,354,071

Net Assets
At beginning of year	$3,090,100,875	$2,648,746,804
At end of year	$3,886,327,694	$3,090,100,875

Accumulated undistributed net investment income included in net assets
At end of year	$15,487,851	$17,940,029

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$45.870	$44.060	$51.610	$40.800	$33.060

Income (Loss) From Operations
Net investment income(1)	$0.805	$0.941	$0.874	$0.794	$0.634
Net realized and unrealized gain (loss)	6.518	1.724	(7.866)	10.829	7.439

Total income (loss) from operations	$7.323	$2.665	$(6.992)	$11.623	$8.073

Less Distributions
From net investment income	$(0.854)	$(0.941)	$(0.631)	$(0.896)	$(0.425)

Total distributions	$(0.854)	$(0.941)	$(0.631)	$(0.896)	$(0.425)

Redemption fees(1)	$0.091	$0.086	$0.073	$0.083	$0.092

Net asset value — End of year	$52.430	$45.870	$44.060	$51.610	$40.800

Total Return(2)	16.30%	6.14%	(13.32)%	28.74%	24.66%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,886,328	$3,090,101	$2,648,747	$2,774,908	$1,849,106
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.96%	0.96%	0.95%	0.95%
Net investment income	1.65%	1.98%	1.94%	1.61%	1.54%
Portfolio Turnover	6%	5%	4%	4%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge but are subject to a redemption fee (see Note 1I).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At June 30, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $24,208,274 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss

32

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Notes to Financial Statements — continued

carryforward will expire on June 30, 2018 and its character is short-term. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2014.

During the year ended June 30, 2014, a capital loss carryforward of $26,273,373 was utilized to offset net realized gains by the Fund.

Additionally, at June 30, 2014, the Fund had a net capital loss of $7,474,556 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2015.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2014 and June 30, 2013 was as follows:

	Year Ended June 30,
	2014	2013

Distributions declared from:
Ordinary income	$59,924,112	$57,016,207

33

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Notes to Financial Statements — continued

During the year ended June 30, 2014, accumulated net realized loss was increased by $482,125 and accumulated undistributed net investment income was increased by $482,125 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs), foreign capital gains taxes and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$48,519,530
Capital loss carryforward and post October capital losses	$(31,682,830)
Net unrealized appreciation	$961,964,530

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Asset and Liabilities are primarily due to wash sales, foreign currency transactions and investments in PFICs.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2014, the investment adviser fee amounted to $15,538,492. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2014, the administration fee amounted to $17,264,991. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2014, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $542,128,274 and $204,256,931, respectively, for the year ended June 30, 2014.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2014	2013

Sales	14,026,341	12,678,806
Issued to shareholders electing to receive payments of distributions in Fund shares	957,638	867,521
Redemptions	(8,218,631)	(6,294,197)

Net increase	6,765,348	7,252,130

For the years ended June 30, 2014 and June 30, 2013, the Fund received $6,445,478 and $5,353,251, respectively, in redemption fees.

34

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Notes to Financial Statements — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,886,746,835

Gross unrealized appreciation	$1,191,118,517
Gross unrealized depreciation	(227,623,231)

Net unrealized appreciation	$963,495,286

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2014.

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2014, the Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $135,370. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2014. The Fund’s average overdraft advances during the year ended June 30, 2014 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Notes to Financial Statements — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$48,202,194	$1,567,360,488		$119,916	$1,615,682,598
Emerging Europe	50,681,160	718,723,819		122,311	769,527,290
Latin America	732,638,462	240,500		—	732,878,962
Middle East/Africa	16,743,689	669,495,404		0	686,239,093

Total Common Stocks	$848,265,505	$2,955,820,211	**	$242,227	$3,804,327,943

Equity-Linked Securities	$—	$30,403,389		$0	$30,403,389
Investment Funds	—	7,152,586		—	7,152,586
Rights	146,792	—		—	146,792
Short-Term Investments	—	8,211,411		—	8,211,411

Total Investments	$848,412,297	$3,001,587,597		$242,227	$3,850,242,121

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2014 is not presented.

At June 30, 2014, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Tax-Managed Emerging Markets Fund as of June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2014

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2014, the Fund designates approximately $56,377,201, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 0.17% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended June 30, 2014, the Fund paid foreign taxes of $10,034,437 and recognized foreign source income of $99,704,088.

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	50,498,848	36,412
Cynthia E. Frost	50,497,560	37,700
George J. Gorman	50,441,208	94,052
Valerie A. Mosley	50,469,298	65,962
Harriett Tee Taggart	50,497,396	37,864

(1)	Excludes fractional shares.

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the

41

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2013 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (since 2011) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

43

Parametric Tax-Managed Emerging Markets Fund

June 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	1995	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2013 and June 30, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2013	6/30/2014
Audit Fees	$74,770	$75,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$30,030	$12,625
All Other Fees(3)	$0	$0

Total(4)	$104,800	$87,695

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/12	6/30/13		10/31/13	6/30/14
Audit Fees	$16,620	$74,770		$17,320	$75,070
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$12,460	$30,030		$12,870	$12,625
All Other Fees(3)	$310	$0		$0	$0

Total	$29,390	$104,800	(4)	$30,190	$87,695	(4)

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/12	6/30/13	10/31/13	6/30/14
Registrant(1)	$12,770	$30,030	$12,870	$12,625
Eaton Vance(2)	$566,619	$261,151	$526,385	$336,473

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 14, 2014

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 14, 2014